                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332

                           Rochester Portfolio Series
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
Municipal Bonds and Notes--102.8%
New York--79.9%
$     20,000  Albany County, NY Airport Authority(1)        5.125%    12/15/2019    12/15/2019     $       19,544
   1,500,000  Albany County, NY IDA (Albany College of
                 Pharmacy)(1)                               5.250    12/01/2019     12/01/2019          1,260,375
       5,000  Albany, NY GO(1)                              7.000    01/15/2010     07/01/2009(A)           5,024
     205,000  Albany, NY Hsg. Authority(1)                  6.250    10/01/2012(2)  10/01/2009(A)         205,572
     200,000  Albany, NY Hsg. Authority (Lark Drive)        5.200    12/01/2013     01/05/2012(B)         205,902
     150,000  Albany, NY Hsg. Authority (Lark Drive)        5.400    12/01/2018     12/01/2012(A)         152,897
   1,365,000  Albany, NY IDA (Brighter Choice Charter
                 School)(1)                                 4.500    04/01/2018     04/11/2017(C)       1,094,675
   5,335,000  Albany, NY IDA (Charitable Leadership)        5.500    07/01/2011     07/13/2010(C)       5,268,633
   8,810,000  Albany, NY IDA (Charitable Leadership)(1)     6.000    07/01/2019(2)  04/20/2016(C)       7,403,924
   2,660,000  Albany, NY IDA (Daughters of Sarah Nursing
                 Home)(1)                                   5.250    10/20/2021     04/20/2014(A)       2,723,361
   1,165,000  Albany, NY IDA (H. Johnson Office Park)(1)    5.750    03/01/2018     07/16/2014(C)       1,040,799
   3,000,000  Albany, NY IDA (St. Peter's Hospital)(1)      5.750    11/15/2022     12/16/2020(C)       2,748,690
     100,000  Albany, NY Municipal Water Finance
                 Authority(1)                               5.000    12/01/2011     06/01/2009(A)         100,236
   1,935,000  Albany, NY Municipal Water Finance
                 Authority(1)                               5.250    12/01/2017     06/01/2009(A)       1,939,625
     200,000  Albany, NY Municipal Water Finance
                 Authority(1)                               5.250    12/01/2019     06/01/2009(A)         200,506
   2,915,000  Albany, NY Municipal Water Finance
                 Authority(1)                               5.250    12/01/2020     06/01/2009(A)       2,922,900
     440,000  Albany, NY Municipal Water Finance
                 Authority(1)                               5.250    12/01/2021     06/01/2009(A)         441,192
   3,235,000  Albany, NY Municipal Water Finance
                 Authority(1)                               5.250    12/01/2022     06/01/2009(A)       3,240,047
   2,590,000  Albany, NY Municipal Water Finance
                 Authority(1)                               5.250    12/01/2023     06/01/2009(A)       2,590,648
   2,010,000  Albany, NY Parking Authority(1)               5.625    07/15/2020(2)  07/15/2012(A)       2,032,130
     445,000  Albany, NY Parking Authority(1)               5.625    07/15/2025(2)  11/23/2023(C)         439,589
     140,000  Allegany County, NY IDA (Houghton
                 College)(3)                                5.000    01/15/2010     07/15/2009(A)         140,946
   4,380,000  Allegany County, NY IDA (Houghton
                 College)(1)                                5.250    01/15/2018     01/15/2010(A)       4,395,593
     490,000  Amherst, NY IDA (Faculty-Student Assoc. of
                 SUNY at Buffalo)(1)                        5.750    04/01/2016     04/01/2016            455,661
     720,000  Amherst, NY IDA (Faculty-Student Assoc. of
                 SUNY at Buffalo)(1)                        5.750    04/01/2017(2)  04/01/2017            652,658


                    1 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    810,000  Bethlehem, NY Water System(1)                 5.250%   03/01/2018     03/01/2013(A)  $      821,227
     905,000  Bethlehem, NY Water System(1)                 5.375    03/01/2020     03/01/2013(A)         907,489
     500,000  Bethlehem, NY Water System(1)                 5.500    03/01/2022     03/01/2022            496,960
     460,000  Brookhaven, NY IDA (Alternatives for
                 Children)(1)                               7.000    02/01/2013     03/22/2011(C)         428,660
     795,000  Brookhaven, NY IDA (Dowling College)(1)       6.500    11/01/2012     11/01/2012            767,342
     860,000  Brookhaven, NY IDA (Enecon Corp.)(1)          5.800    11/01/2018     10/15/2014(C)         673,956
     645,000  Broome County, NY COP(1)                      5.250    04/01/2022(2)  10/01/2009(A)         646,632
      10,000  Broome County, NY GO(1)                       5.400    04/15/2011     10/01/2009(A)          10,206
     830,000  Bushnell Basin, NY Fire Assoc. (Volunteer
                 Fire Dept.)(1)                             5.250    11/01/2015     12/14/2013(C)         691,398
     320,000  Cattaraugus County, NY IDA (Olean General
                 Hospital)(1)                               5.250    08/01/2023     07/03/2019(C)         312,205
      50,000  Cattaraugus County, NY IDA (St.
                 Bonaventure University)(1)                 5.000    09/15/2013     09/15/2013             47,424
   4,040,000  Cayuga County, NY COP (Auburn Memorial
                 Hospital)(1)                               6.000    01/01/2021     08/02/2015(C)       3,878,521
   1,010,000  Chautauqua County, NY Tobacco Asset

                 Securitization Corp.(1)                    6.000    07/01/2012     01/08/2011(C)         963,671
   1,075,000  Chautauqua County, NY Tobacco Asset

                 Securitization Corp.(1)                    6.250    07/01/2016     01/11/2015(C)         978,401
   3,795,000  Chautauqua County, NY Tobacco Asset

                 Securitization Corp.(1)                    6.500    07/01/2024     06/07/2021(C)       3,294,971
  18,160,000  Chautauqua County, NY Tobacco Asset

                 Securitization Corp.(1)                    6.750    07/01/2040     05/28/2034(C)      14,670,556
   2,405,000  Clarence, NY IDA (Bristol Village)(1)         6.000    01/20/2044     01/20/2015(A)       2,439,271
      45,000  Clifton Park, NY Water Authority(1)           5.000    10/01/2029     08/24/2025(C)          43,488
   4,435,000  Cortland County, NY IDA (Cortland Memorial
                 Hospital)(1)                               5.625    07/01/2024(2)  08/23/2019(C)       4,000,991
      50,000  Cortland, NY GO(1)                            5.625    05/01/2010     05/01/2009(A)          50,184
      10,000  Deerfield, NY GO                              5.250    06/15/2009     06/15/2009             10,047
      10,000  Deerfield, NY GO                              5.250    06/15/2010     06/15/2010             10,264
      10,000  Deerfield, NY GO                              5.250    06/15/2011     06/15/2011             10,407
      10,000  Deerfield, NY GO                              5.250    06/15/2012     06/15/2012             10,504
      10,000  Deerfield, NY GO                              5.250    06/15/2013     06/15/2013             10,569
      10,000  Deerfield, NY GO                              5.500    06/15/2014     06/15/2014             10,615
      10,000  Deerfield, NY GO                              5.500    06/15/2015     06/15/2015             10,578
      10,000  Deerfield, NY GO                              5.500    06/15/2016     06/15/2016             10,515
      10,000  Deerfield, NY GO                              5.500    06/15/2017     06/15/2016(A)          10,370
      10,000  Deerfield, NY GO                              5.500    06/15/2018     06/15/2016(A)          10,241
      15,000  Deerfield, NY GO                              5.500    06/15/2019     06/15/2016(A)          15,203
      15,000  Deerfield, NY GO                              5.500    06/15/2020     06/15/2016(A)          15,047
     280,000  Dutchess County, NY IDA (IBM Corp.)(1)        5.450    12/01/2029     12/01/2009(A)         284,315


                    2 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$  5,205,000  Dutchess County, NY IDA (Marist College)(1)   5.150%   07/01/2017     07/01/2013(A)  $    5,358,339
      25,000  East Hampton, NY Town GO(1)                   5.000    04/15/2018     10/15/2009(A)          25,070
   7,300,000  East Rochester, NY Hsg. Authority (St.
                 John's Meadows)(1)                         5.000    08/15/2027     04/17/2022(C)       7,119,690
   4,095,000  East Rochester, NY Hsg. Authority (St.
                 John's Meadows)(1)                         5.950    08/01/2027     08/03/2020(C)       3,722,928
   4,020,000  East Rochester, NY Hsg. Authority
                 (WoodlandVillage)(1)                       5.150    08/01/2016(2)  05/02/2013(C)       3,395,493
     210,000  East Syracuse, NY Hsg. Authority (Bennett
                 Manor Associates)(1)                       6.700    04/01/2021     04/01/2010(A)         217,631
   1,300,000  Erie County, NY IDA (Buffalo City School
                 District)(1)                               5.750    05/01/2025     05/01/2014(A)       1,328,028
   6,500,000  Erie County, NY IDA (Buffalo City School
                 District)(1)                               5.750    05/01/2026     05/01/2014(A)       6,611,150
   1,210,000  Erie County, NY IDA (Medaille College)(1)     6.875    10/01/2013     03/17/2011(C)       1,162,241
     205,000  Erie County, NY IDA (Medaille College)        7.250    11/01/2010     07/15/2010(D)         205,752
     385,000  Erie County, NY Public Improvement
                 District(1)                                5.250    03/15/2020     03/15/2020            375,109
  29,615,000  Erie County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.000    06/01/2031     03/22/2017(C)      19,016,976
   9,750,000  Erie County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.000    06/01/2038     08/15/2020(C)       5,979,285
   1,635,000  Erie County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.750    07/15/2013     07/15/2010(D)       1,754,420
   6,865,000  Erie County, NY Tobacco Asset
                 Securitization Corp.(1)                    6.000    07/15/2020     07/15/2010(D)       7,388,388
     250,000  Essex County, NY IDA (International Paper
                 Company)(1)                                6.450    11/15/2023     11/15/2023            183,728
     690,000  Essex County, NY IDA (North Country
                 Community College Foundation)(1)           4.600    06/01/2015     12/25/2013(C)         612,430
     540,000  Franklin County, NY IDA (North Country
                 Community College Foundation)(1)           4.600    06/01/2015     12/24/2013(C)         479,293
      50,000  Gloversville, NY GO(1)                        5.800    03/15/2015     09/15/2009(A)          51,147
     500,000  Hamilton County, NY IDA (Adirondack
                 Historical Assoc.)(1)                      5.250    11/01/2018     11/01/2010(A)         503,645
      75,000  Hempstead Village, NY GO(1)                   5.000    09/15/2017     09/15/2016(A)          77,663
     500,000  Hempstead Village, NY GO(1)                   5.000    07/01/2018     07/01/2014(A)         510,250
      75,000  Hempstead Village, NY GO(1)                   5.000    09/15/2018     09/15/2016(A)          76,979
   1,195,000  Hempstead Village, NY GO(1)                   5.000    07/01/2019     07/01/2014(A)       1,208,647
      75,000  Hempstead Village, NY GO(1)                   5.000    09/15/2019     09/15/2016(A)          76,065
      75,000  Hempstead Village, NY GO(1)                   5.000    09/15/2020     09/15/2020             75,336


                    3 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     75,000  Hempstead Village, NY GO(1)                   5.000%   09/15/2021     09/15/2021     $       74,785
      75,000  Hempstead Village, NY GO(1)                   5.000    09/15/2022     09/15/2022             73,645
      75,000  Hempstead Village, NY GO(1)                   5.000    09/15/2023     09/15/2023             72,812
   1,700,000  Hempstead, NY IDA (Adelphi University)(1)     5.750    06/01/2022(2)  06/01/2012(A)       1,741,735
   1,350,000  Hempstead, NY IDA (Hofstra University)(1)     5.800    07/01/2015     07/01/2009(A)       1,364,040
   2,740,000  Hempstead, NY IDA (Lynbrook Facilities)(1)    6.000    11/01/2017     08/10/2013(C)       2,201,563
     350,000  Hempstead, NY IDA (Peninsula Counseling
                 Center)                                    5.500    11/01/2010     11/01/2009(C)         333,624
     900,000  Hempstead, NY IDA (Peninsula Counseling
                 Center)(1)                                 5.500    11/01/2011     11/01/2011            834,588
     620,000  Hempstead, NY IDA (Peninsula Counseling
                 Center)(1)                                 5.750    11/01/2018     09/03/2015(C)         481,542
      60,000  Herkimer County, NY GO(1)                     5.000    09/15/2012     09/15/2009(A)          65,570
      40,000  Herkimer County, NY GO(1)                     5.000    09/15/2012     09/15/2009(A)          40,582
     255,000  Herkimer County, NY IDA (Herkimer County
                 College Foundation)(1)                     5.850    11/01/2010     05/06/2010(C)         255,959
     895,000  Herkimer, NY Hsg. Authority(1)                7.150    03/01/2011     09/01/2009(A)         898,437
     250,000  Hudson, NY IDA (Hudson Fabrics)               6.000    11/01/2012     10/10/2010(C)         242,400
   3,190,000  Islip, NY IDA (United Cerebral Palsy
                 Assoc.)(1)                                 5.500    12/01/2016     01/17/2013(C)       2,554,584
     375,000  Islip, NY IDA (United Cerebral Palsy
                 Assoc.)                                    5.500    12/01/2016     01/17/2013(C)         300,304
      10,000  Islip, NY Res Rec, Series D(1)                6.500    07/01/2009     07/01/2009             10,043
   2,990,000  Islip, NY Res Rec, Series E(1)                5.625    07/01/2017     07/01/2015(A)       3,017,119
   1,175,000  Islip, NY Res Rec, Series E(1)                5.750    07/01/2019     07/01/2015(A)       1,185,916
     250,000  Jamestown, NY GO                              5.000    08/01/2024     08/01/2014(A)         252,288
     250,000  Jamestown, NY GO                              5.000    08/01/2025     08/01/2014(A)         250,725
     975,000  Jamestown, NY Hsg. Authority(1)               6.125    07/01/2010     09/27/2009(C)         956,095
   1,000,000  Kenmore, NY Hsg. Authority (SUNY at
                 Buffalo)(1)                                5.500    08/01/2024     01/23/2023(C)         873,410
   2,210,000  Livingston County, NY IDA (Nicholas H.
                 Noyes Memorial Hospital)(1)                5.875    07/01/2022     05/25/2019(C)       1,617,145
   1,010,000  Livingston County, NY IDA (Nicholas H.
                 Noyes Memorial Hospital)(1)                6.000    07/01/2030     04/22/2027(C)         665,893
      70,000  Livonia, NY GO(1)                             5.000    06/15/2020     06/15/2017(A)          71,627
      75,000  Livonia, NY GO(1)                             5.000    06/15/2021     06/15/2017(A)          76,139
      80,000  Livonia, NY GO(1)                             5.000    06/15/2022     06/15/2022             80,165
      85,000  Livonia, NY GO(1)                             5.000    06/15/2023     06/15/2023             84,618
      90,000  Livonia, NY GO(1)                             5.000    06/15/2024     06/15/2024             88,126
      75,000  Livonia, NY GO(1)                             5.000    06/15/2025     06/15/2025             72,449
      35,000  Lyncourt, NY Fire District(1)                 6.000    10/15/2016     10/15/2009(A)          35,406


                    4 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$  2,065,000  Madison County, NY IDA (Morrisville State
                 College Foundation)(1)                     5.000%   06/01/2022     08/11/2019(C)  $    1,750,418
   2,260,000  Madison County, NY IDA (Oneida Healthcare
                 Center)(1)                                 5.500    02/01/2016     09/27/2013(C)       2,155,565
     115,000  Medina, NY Hsg. Corp.                         8.250    08/15/2011(2)  09/03/2010(C)         113,736
      60,000  Monroe County, NY Airport Authority
                 (Greater Rochester International)(1)       5.750    01/01/2012     01/01/2012             62,087
   2,050,000  Monroe County, NY COP(1)                      8.050    01/01/2011(2)  01/14/2010(C)       1,991,391
       5,000  Monroe County, NY GO(1)                       5.000    06/01/2017     06/01/2009(A)           5,007
      45,000  Monroe County, NY GO(1)                       5.350    03/01/2012     09/01/2009(A)          45,088
      25,000  Monroe County, NY GO(1)                       5.750    06/01/2015     06/01/2009(A)          25,034
     930,000  Monroe County, NY IDA (Canal Ponds)(1)        7.000    06/15/2013(2)  06/15/2009(A)         934,724
     550,000  Monroe County, NY IDA (DePaul Community
                 Facilities)(1)                             6.450    02/01/2014(2)  08/01/2009(A)         558,817
   2,570,000  Monroe County, NY IDA (DePaul Community
                 Facilities)(1)                             6.500    02/01/2024(2)  08/01/2009(A)       2,580,794
     580,000  Monroe County, NY IDA (Highland Hospital
                 of Rochester)(1)                           5.000    08/01/2012     08/01/2012            572,222
     225,000  Monroe County, NY IDA (Nazareth College of
                 Rochester)(1)                              5.250    10/01/2021     10/01/2012(A)         226,427
      25,000  Monroe County, NY IDA (Rochester Institute
                 of Technology)(1)                          5.000    04/01/2010     04/01/2010             25,006
     920,000  Monroe County, NY IDA (Southview Towers)(1)   6.125    02/01/2020     02/01/2012(A)         934,922
     310,000  Monroe County, NY IDA (Summit at Brighton)    5.000    07/01/2016     10/26/2012(C)         244,534
   1,650,000  Monroe County, NY IDA (West End Business
                 Center)(1)                                 5.125    12/01/2014     05/29/2011(C)       1,388,921
      45,000  Monroe County, NY Water Authority(1)          5.250    08/01/2011     08/01/2009(A)          45,136
     285,000  Monroe, NY Newpower Corp.(1)                  4.500    01/01/2011     10/01/2010(C)         276,989
     155,000  Monroe, NY Newpower Corp.(1)                  4.700    01/01/2012     10/01/2011(C)         147,408
     410,000  Monroe, NY Newpower Corp.(1)                  4.800    01/01/2013     10/01/2012(C)         387,184
   7,800,000  Monroe, NY Newpower Corp.(1)                  6.375    01/01/2024     07/30/2020(C)       6,397,248
     280,000  Mount Vernon, NY IDA (Kings Court)(1)         5.125    12/01/2023     01/21/2022(C)         271,695
     975,000  Mount Vernon, NY IDA (Macedonia Towers)(1)    5.125    12/01/2023     01/18/2022(C)         936,546
     100,000  Mount Vernon, NY IDA (Meadowview)             6.000    06/01/2009     06/01/2009             99,728
   4,995,000  Mount Vernon, NY IDA (Section 8), Series
                 A(1)                                       5.250    12/01/2014(2)  06/01/2009(A)       5,095,000


                    5 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     50,000  Municipal Assistance Corp. for Troy, NY(1)    5.000%   01/15/2016     07/15/2009(A)  $       50,125
     300,000  Nassau County, NY Bridge Authority(1)         5.250    10/01/2026     12/15/2023(C)         292,296
     305,000  Nassau County, NY IDA (ACDS)                  5.950    11/01/2022     09/14/2016(C)         231,690
     565,000  Nassau County, NY IDA (ACDS)(1)               6.000    12/01/2019     04/02/2017(C)         443,779
     405,000  Nassau County, NY IDA (ALIA-ACDS)(1)          7.000    10/01/2016     09/16/2013(C)         358,146
     525,000  Nassau County, NY IDA (ALIA-ACLD)(1)          5.750    09/01/2011     06/03/2010(C)         491,825
     600,000  Nassau County, NY IDA (ALIA-CMA)(1)           7.000    10/01/2016     09/07/2013(C)         530,586
     465,000  Nassau County, NY IDA (ALIA-CRR)(1)           7.000    10/01/2016     09/06/2013(C)         411,204
     100,000  Nassau County, NY IDA (ALIA-FREE)             7.000    10/01/2016     09/25/2013(C)          88,431
     420,000  Nassau County, NY IDA (ALIA-HKSB)(1)          7.000    10/01/2016     09/09/2013(C)         371,410
   1,930,000  Nassau County, NY IDA (CSMR)(1)               5.950    11/01/2022     09/14/2016(C)       1,466,105
   1,615,000  Nassau County, NY IDA (CSMR)(1)               6.000    12/01/2019     12/27/2016(C)       1,268,502
     230,000  Nassau County, NY IDA (Epilepsy Foundation
                 of  L.I. )                                 5.950    11/01/2022     08/23/2016(C)         174,717
     685,000  Nassau County, NY IDA (Epilepsy Foundation
                 of  L.I. )(1)                              6.000    12/01/2019     11/17/2016(C)         537,013
     310,000  Nassau County, NY IDA (Hispanic Counseling
                 Center)                                    6.000    11/01/2017     08/21/2013(C)         254,172
     250,000  Nassau County, NY IDA (Life's WORCA)          5.950    11/01/2022     09/04/2016(C)         189,910
     500,000  Nassau County, NY IDA (PLUS Group Home)(1)    6.150    11/01/2022     09/23/2016(C)         380,930
     380,000  Nassau County, NY IDA (United Cerebral
                 Palsy)(1)                                  5.750    11/01/2009     11/01/2009            376,154
     120,000  Nassau County, NY IDA (United Veteran's
                 Beacon House)                              6.000    11/01/2017     08/08/2013(C)          98,389
     460,000  Nassau County, NY IDA (WORCA)(1)              6.000    12/01/2019     12/23/2016(C)         360,622
     130,000  Nassau County, NY IDA, Series C               6.000    12/01/2019     12/22/2016(C)         101,915
      80,000  Nassau County, NY Interim Finance
                 Authority(1)                               5.375    11/15/2012     05/15/2009(A)          80,242
      35,000  Nassau County, NY Interim Finance
                 Authority(1)                               5.375    11/15/2013     05/15/2009(A)          35,106
  21,000,000  Nassau County, NY Tobacco Settlement
                 Corp.(1)                                   0.000(4) 06/01/2026     12/03/2017(C)      17,616,900
     225,000  Nassau, NY IDA (EBS North Hills LLC)          7.000    11/01/2013     01/03/2011(C)         252,599
     140,000  Nassau, NY IDA (EBS North Hills LLC)          7.000    11/01/2013     01/08/2011(C)         157,233
     155,000  Nassau, NY IDA (EBS North Hills LLC)          7.000    11/01/2013     01/03/2011(C)         173,563


                    6 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    155,000  Nassau, NY IDA (EBS North Hills LLC)          7.000%   11/01/2013     01/03/2011(C)  $      173,563
   6,855,000  New Rochelle, NY IDA (College of New
                 Rochelle)(1)                               5.500    07/01/2019     07/01/2011(A)       6,924,304
      15,000  New Windsor, NY GO(1)                         5.300    05/01/2010     05/01/2009(A)          15,053
   1,200,000  Newburgh, NY IDA (Bourne & Kenney Redevel.
                 Company)(1)                                5.650    08/01/2020(2)  08/01/2009(A)       1,203,768
   1,000,000  Newburgh, NY IDA (Bourne & Kenney Redevel.
                 Company)(1)                                5.750    02/01/2032     03/15/2027(C)         937,220
     150,000  Niagara County, NY IDA (American Ref-Fuel
                 Company)(1)                                5.550    11/15/2024     11/15/2015(E)         133,892
  13,150,000  Niagara County, NY IDA (Niagara Falls
                 Memorial Medical Center)(1)                5.500    11/01/2035     01/03/2025(C)       7,942,863
   1,270,000  Niagara County, NY IDA (Niagara Falls
                 Memorial Medical Center)                   5.750    06/01/2018     04/03/2016(C)       1,070,470
   7,750,000  Niagara County, NY IDA (Solid Waste
                 Disposal)(1)                               5.450    11/15/2025     11/15/2012(E)       7,254,543
   9,510,000  Niagara County, NY IDA (Solid Waste
                 Disposal)(1)                               5.550    11/15/2024     11/15/2024          8,797,606
  12,450,000  Niagara County, NY IDA (Solid Waste
                 Disposal)(1)                               5.625    11/15/2024     11/15/2014(E)      11,396,481
     170,000  Niagara County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.375    05/15/2018     05/15/2009(C)         137,467
     175,000  Niagara County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.500    05/15/2019     05/15/2011(F)         145,689
      90,000  Niagara County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.500    05/15/2020     05/15/2012(F)          73,794
   1,175,000  Niagara County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.875    05/15/2022     05/15/2015(C)         974,016
   1,105,000  Niagara County, NY Tobacco Asset
                 Securitization Corp.(1)                    6.250    05/15/2034     08/14/2023(C)         870,696
     945,000  Niagara County, NY Tobacco Asset
                 Securitization Corp.(1)                    6.250    05/15/2040     06/04/2028(C)         712,681
  11,995,000  Niagara County, NY Tobacco Asset
                 Securitization Corp.(1)                    6.750    05/15/2029(2)  07/19/2018(C)      10,319,658
   1,000,000  Niagara Falls, NY Public Water Authority(1)   5.500    07/15/2034     08/26/2032(C)         995,850
     150,000  Niagara, NY Frontier Transportation
                 Authority (Buffalo Niagara
                 International Airport)(1)                  5.000    04/01/2013     04/01/2010(A)         150,366
      25,000  Niagara, NY Frontier Transportation
                 Authority (Buffalo Niagara
                 International Airport)(1)                  5.500    04/01/2010     10/01/2009(A)          25,281
   8,320,000  Niagara, NY Frontier Transportation
                 Authority (Buffalo Niagara
                 International Airport)(1)                  5.625    04/01/2029(2)  03/13/2025(C)       7,227,085


                    7 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    210,000  Niagara, NY Frontier Transportation
                 Authority (Buffalo Niagara
                 International Airport)(1)                  5.750%   04/01/2019     10/28/2017(C)  $      207,102
     580,000  North Babylon, NY Volunteer Fire Company(1)   5.750    08/01/2022     12/23/2016(C)         578,718
      25,000  North Elba, NY GO(1)                          5.400    06/01/2009     06/01/2009             25,186
      25,000  North Hempstead, NY GO(1)                     5.375    05/15/2016     05/15/2009(A)          25,116
     825,000  NY Capital District Youth Center(1)           6.000    02/01/2017     08/01/2009(A)         831,146
     850,000  NY Carnegie Redevel. Corp.(3)                 6.500    09/01/2011     11/17/2009(C)         784,295
      65,000  NY Counties Tobacco Trust I(1)                5.875    06/01/2014     06/01/2014             59,987
   4,670,000  NY Counties Tobacco Trust I(1)                6.300    06/01/2019(2)  06/01/2010(C)       4,138,881
   4,360,000  NY Counties Tobacco Trust I(1)                6.500    06/01/2035     06/14/2025(C)       3,540,146
   3,295,000  NY Counties Tobacco Trust I(1)                6.625    06/01/2042(2)  06/03/2030(C)       2,609,146
  18,875,000  NY Counties Tobacco Trust II (TASC)(1)        5.250    06/01/2025     12/17/2011(C)      14,652,285
     150,000  NY Counties Tobacco Trust II (TASC)(1)        5.500    06/01/2011     06/01/2011            143,784
     865,000  NY Counties Tobacco Trust II (TASC)(1)        5.625    06/01/2035     06/04/2018(C)         614,747
   1,055,000  NY Counties Tobacco Trust II (TASC)(1)        5.750    06/01/2013     06/01/2013            985,518
   1,925,000  NY Counties Tobacco Trust II (TASC)(1)        5.750    06/01/2014     06/01/2014          1,764,840
     750,000  NY Counties Tobacco Trust II (TASC)(1)        5.750    06/01/2043     09/02/2025(C)         520,463
   2,120,000  NY Counties Tobacco Trust II (TASC)(1)        6.000    06/01/2015     06/01/2015          1,935,602
   2,330,000  NY Counties Tobacco Trust II (TASC)(1)        6.000    06/01/2016     06/01/2016          2,090,802
   7,855,000  NY Counties Tobacco Trust III(1)              5.000    06/01/2027     11/19/2009(C)       7,184,890
   4,980,000  NY Counties Tobacco Trust III(1)              5.750    06/01/2033     09/26/2012(C)       3,729,771
  16,575,000  NY Counties Tobacco Trust III(1)              6.000    06/01/2043     04/03/2018(C)      11,960,520
   4,020,000  NY Counties Tobacco Trust IV(1)               4.250    06/01/2021     03/14/2012(C)       3,536,153
  38,400,000  NY Counties Tobacco Trust IV (TASC)(1)        0.000(4) 06/01/2041     08/03/2019(C)      40,536,960
   4,520,000  NY Counties Tobacco Trust IV (TASC)(1)        4.750    06/01/2026     10/12/2009(C)       3,264,615
  38,400,000  NY Counties Tobacco Trust IV (TASC)(1)        6.650(5) 06/01/2041     07/02/2019(C)       3,818,880
     500,000  NY Grand Central BID (Grand Central
                 District Management)(1)                    5.000    01/01/2022     01/01/2014(A)         519,255
      25,000  NY MTA Commuter Facilities (Grand Central
                 Terminal)(1)                               5.400    07/01/2011     07/01/2009(A)          25,060
      85,000  NY MTA Commuter Facilities (Grand Central
                 Terminal)(1)                               5.500    07/01/2012     07/01/2009(A)          85,191


                    8 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     25,000  NY MTA Commuter Facilities,
              Series 7(1)                                   5.625%   07/01/2016(2)  07/01/2009(D)  $       26,070
       5,000  NY MTA Commuter Facilities,
              Series B(1)                                   5.000    07/01/2017     07/01/2009(D)           5,041
      50,000  NY MTA Commuter Facilities,
              Series B(1)                                   5.125    07/01/2024     07/01/2009(A)          50,459
       5,000  NY MTA Commuter Facilities,
              Series D(1)                                   5.000    07/01/2016     07/01/2009(A)           5,182
  61,500,000  NY MTA Service Contract, Series A(1)          5.125    01/01/2029     07/20/2027(C)      58,952,055
  35,350,000  NY MTA Service Contract, Series A(1)          5.750    07/01/2031     07/01/2012(A)      35,795,057
  33,290,000  NY MTA Service Contract, Series B(1)          5.250    01/01/2031     01/25/2029(C)      32,989,058
  56,800,000  NY MTA, Series A(1)                           5.000    11/15/2025     11/26/2024(C)      56,606,312
     540,000  NY MTA, Series A(1)                           5.000    11/15/2026     11/15/2026            522,763
  11,425,000  NY MTA, Series A(1)                           5.125    11/15/2031     02/28/2030(C)      10,719,049
      50,000  NY MTA, Series E(1)                           5.500    11/15/2021     11/15/2012(A)          51,618
      50,000  NY New Hartford-Sunset Wood Funding
                 Corp.(1)                                   5.950    08/01/2027     08/01/2009(A)          50,086
   4,255,000  NY Newark-Wayne Community Hospital(1)         5.875    01/15/2033     01/15/2010(A)       4,255,085
   1,215,000  NY Newark-Wayne Community Hospital(1)         7.600    09/01/2015     12/16/2012(C)       1,149,341
      50,000  NY Oneida Healthcare Corp. (Oneida Health
                 Systems)(1)                                5.300    02/01/2021     03/11/2019(C)          45,306
   3,895,000  NY Oneida Healthcare Corp. (Oneida Health
                 Systems)(1)                                5.500    02/01/2016(2)  09/28/2013(C)       3,846,313
   5,000,000  NY Seneca Nation Indians Capital
                 Improvements(1)                            5.250    12/01/2016     06/14/2015(C)       3,910,000
      70,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.000    06/01/2011     06/01/2009(A)          70,130
     500,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.250    06/01/2020     06/01/2013(A)         510,870
   2,220,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.250    06/01/2021     06/01/2021          2,224,529
   8,250,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.500    06/01/2015     06/01/2010(A)       8,372,595
  11,900,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.500    06/01/2016     06/01/2009(A)      12,050,297
   5,020,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.500    06/01/2017     06/01/2011(A)       5,111,715
  21,000,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.500    06/01/2018     06/01/2012(A)      21,421,260
  20,500,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.500    06/01/2019     06/01/2013(A)      20,898,315
  11,000,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.500    06/01/2020     06/01/2013(A)      11,161,590


                    9 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$ 18,395,000  NY Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.500%   06/01/2021     06/01/2013(A)  $   18,589,067
      40,000  NY Triborough Bridge & Tunnel Authority(1)    5.000    01/01/2024     07/01/2009(A)          40,118
     275,000  NY TSASC, Inc. (TFABs)(1)                     4.250    07/15/2010     07/15/2010            288,035
 189,615,000  NY TSASC, Inc. (TFABs)(1)                     4.750    06/01/2022     10/09/2011(C)     140,301,827
  91,000,000  NY TSASC, Inc. (TFABs)(1)                     5.000    06/01/2026     06/28/2016(C)      63,189,490
  14,740,000  NY TSASC, Inc. (TFABs)(1)                     5.000    06/01/2034     04/20/2020(C)       9,251,561
     430,000  NY TSASC, Inc. (TFABs)(1)                     5.250    07/15/2011     07/15/2011            472,192
     815,000  NY TSASC, Inc. (TFABs)(1)                     5.500    07/15/2013     07/15/2012(A)         925,261
      45,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2012     07/01/2009(A)          45,134
   1,575,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2013     07/01/2009(A)       1,579,678
   1,500,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2014     07/01/2009(A)       1,504,455
   1,590,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2015     07/01/2009(A)       1,594,722
      10,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2016     07/01/2009(A)          10,029
   5,755,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2018     07/01/2009(A)       5,768,754
   6,530,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2019     07/01/2009(A)       6,545,607
   6,900,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2020     07/01/2009(A)       6,901,794
   2,970,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2021     01/01/2010(A)       2,970,475
   3,050,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2022     07/01/2022          3,050,122
   2,185,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2023     07/01/2023          2,184,978
   3,020,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2024     07/01/2024          3,019,789
     100,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2025     07/01/2025             99,667
     225,000  NY United Nations Devel. Corp., Series A(1)   5.250    07/01/2026     07/01/2026            222,716
     180,000  NY Valley Health Devel. Corp.(1)              6.750    05/20/2022     05/20/2015(A)         190,942
  29,000,000  NYC GO(6)                                     5.000    06/01/2023     06/01/2015(A)      29,178,495
  10,000,000  NYC GO(6)                                     5.000    08/15/2023     08/15/2023         10,051,392
  11,340,000  NYC GO(6)                                     5.000    12/01/2023     12/01/2023         11,395,868
  10,000,000  NYC GO(6)                                     5.000    04/01/2030     10/01/2025(E)       9,576,752
      15,000  NYC GO                                        5.000    08/01/2015     08/01/2009(A)          15,189
      20,000  NYC GO(1)                                     5.000    08/15/2016     08/15/2009(A)          20,251


                    10 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     90,000  NYC GO(1)                                     5.000%   05/15/2018     05/15/2010(A)  $       90,777
      15,000  NYC GO(1)                                     5.000    08/01/2018     02/01/2010(A)          15,083
      50,000  NYC GO(1)                                     5.000    08/15/2018     08/15/2010(A)          50,514
      90,000  NYC GO(1)                                     5.000    08/15/2019     08/15/2010(A)          90,692
     425,000  NYC GO(1)                                     5.000    08/01/2020     08/01/2014(A)         433,598
     110,000  NYC GO(1)                                     5.000    08/01/2022     02/01/2011(A)         110,311
      55,000  NYC GO(1)                                     5.000    08/01/2022     08/21/2020(C)          55,066
      10,000  NYC GO(1)                                     5.000    08/01/2022     08/01/2010(A)          10,019
     500,000  NYC GO(1)                                     5.000    08/01/2022     08/01/2015(A)         504,475
      65,000  NYC GO(1)                                     5.000    08/01/2022     08/01/2010(A)          65,135
      25,000  NYC GO(1)                                     5.000    08/01/2022     02/22/2021(C)          25,036
      10,000  NYC GO(1)                                     5.000    08/01/2022     08/01/2010(A)          10,021
     175,000  NYC GO(1)                                     5.000    08/15/2022     08/15/2010(A)         175,369
      40,000  NYC GO(1)                                     5.000    09/15/2022     09/15/2013(A)          40,256
      15,000  NYC GO(1)                                     5.000    05/15/2023     06/19/2021(C)          15,017
     250,000  NYC GO(1)                                     5.000    08/01/2023     12/25/2021(C)         250,343
     615,000  NYC GO(1)                                     5.000    08/01/2023     08/01/2015(A)         618,702
     125,000  NYC GO(1)                                     5.000    08/01/2023     01/13/2022(C)         125,105
   2,000,000  NYC GO(1)                                     5.000    01/01/2024     01/01/2024          2,007,500
      90,000  NYC GO(1)                                     5.000    04/15/2024     04/27/2023(C)          90,060
   3,040,000  NYC GO(1)                                     5.000    08/01/2024     08/01/2024          3,044,864
   5,000,000  NYC GO(1)                                     5.000    08/01/2024     08/01/2024          5,009,100
   3,650,000  NYC GO(1)                                     5.000    12/01/2024     12/01/2024          3,652,263
      80,000  NYC GO(1)                                     5.000    03/15/2029     03/30/2025(C)          76,874
      45,000  NYC GO(1)                                     5.000    03/15/2029     03/30/2025(C)          43,564
      10,000  NYC GO(1)                                     5.000    04/15/2029     05/21/2027(C)           9,668
      65,000  NYC GO(1)                                     5.125    08/01/2011     08/01/2009(A)          65,509
      15,000  NYC GO(1)                                     5.125    08/01/2018     08/01/2009(A)          15,190
   2,860,000  NYC GO(1)                                     5.125    08/01/2022     02/01/2010(A)       2,860,429
       5,000  NYC GO(1)                                     5.125    03/15/2025     03/15/2012(A)           5,041
      40,000  NYC GO(1)                                     5.125    08/01/2025     06/06/2024(C)          40,019
     505,000  NYC GO(1)                                     5.125    08/01/2025     06/26/2024(C)         505,561
      35,000  NYC GO(1)                                     5.125    08/01/2025     02/01/2010(A)          35,041
      25,000  NYC GO(1)                                     5.125    05/15/2029     05/15/2029             24,552
      75,000  NYC GO(1)                                     5.200    08/01/2021     08/01/2010(A)          75,476
      20,000  NYC GO(1)                                     5.200    08/01/2021     08/01/2010(A)          20,124
      50,000  NYC GO(1)                                     5.250    08/01/2011     08/01/2009(A)          50,381
      25,000  NYC GO(1)                                     5.250    05/01/2012     05/01/2009(A)          25,073
       5,000  NYC GO(1)                                     5.250    08/01/2012     08/01/2009(A)           5,039
      10,000  NYC GO(1)                                     5.250    08/15/2013     08/15/2009(D)          10,146
       5,000  NYC GO(1)                                     5.250    08/01/2014     08/01/2009(A)           5,039
      10,000  NYC GO(1)                                     5.250    08/01/2015     08/01/2009(A)          10,079


                    11 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    175,000  NYC GO(1)                                     5.250%   08/01/2016     08/01/2009(A)  $      176,418
       5,000  NYC GO(1)                                     5.250    08/01/2016     08/01/2009(A)           5,040
      55,000  NYC GO(1)                                     5.250    08/01/2019     08/01/2009(A)          55,706
      10,000  NYC GO(1)                                     5.250    05/01/2021     05/01/2009(A)          10,009
       5,000  NYC GO(1)                                     5.250    11/15/2021(2)  11/15/2009(A)           5,016
       5,000  NYC GO(1)                                     5.250    01/15/2023     01/15/2013(A)           5,617
      20,000  NYC GO(1)                                     5.250    01/15/2023     01/15/2013(A)          20,313
     280,000  NYC GO(1)                                     5.250    08/15/2023     08/15/2010(A)         281,235
   1,000,000  NYC GO(1)                                     5.250    08/15/2024     08/15/2014(A)       1,012,010
     140,000  NYC GO                                        5.250    06/01/2027     06/01/2012(A)         140,312
     220,000  NYC GO(1)                                     5.250    01/15/2028     01/15/2013(A)         220,730
     180,000  NYC GO(1)                                     5.250    01/15/2033     03/01/2031(C)         175,898
      20,000  NYC GO(1)                                     5.300    08/01/2024     08/01/2010(A)          20,078
      70,000  NYC GO(1)                                     5.300    01/15/2026     01/15/2013(A)          70,471
       5,000  NYC GO(1)                                     5.375    08/01/2015     08/01/2009(A)           5,065
       5,000  NYC GO(1)                                     5.375    08/01/2017     08/01/2010(A)           5,373
      45,000  NYC GO(1)                                     5.375    08/01/2017     08/01/2010(A)          47,574
      10,000  NYC GO(1)                                     5.375    08/01/2019     08/01/2009(A)          10,212
       5,000  NYC GO(1)                                     5.375    08/01/2020     08/01/2011(A)           5,061
      50,000  NYC GO(1)                                     5.375    03/01/2027     03/01/2013(A)          50,357
     580,000  NYC GO(1)                                     5.375    08/01/2027     08/01/2010(A)         581,398
     110,000  NYC GO(1)                                     5.500    08/01/2022     08/01/2009(A)         110,232
     810,000  NYC GO(1)                                     5.500    06/01/2023     06/01/2013(A)         829,221
   1,630,000  NYC GO(1)                                     5.500    05/15/2024(2)  05/15/2012(A)       1,655,216
      20,000  NYC GO(1)                                     5.500    02/15/2026     08/15/2009(A)          20,005
      50,000  NYC GO(1)                                     5.500    02/15/2026     08/15/2009(A)          50,011
     850,000  NYC GO(1)                                     5.500    06/01/2028     06/01/2012(A)         857,047
     100,000  NYC GO(1)                                     5.500    11/15/2037     11/20/2033(C)          99,999
      10,000  NYC GO(1)                                     5.600    12/01/2009     06/01/2009(A)          10,072
      15,000  NYC GO(1)                                     5.600    12/01/2010     06/01/2009(A)          15,099
      30,000  NYC GO(1)                                     5.600    12/01/2013     06/01/2009(A)          30,194
     185,000  NYC GO(1)                                     5.625    08/15/2009     08/15/2009            185,773
      95,000  NYC GO                                        5.625    10/01/2020     10/01/2009(A)          95,125
     220,000  NYC GO(1)                                     5.700    08/15/2010     08/15/2009(A)         220,869
      10,000  NYC GO(1)                                     5.750    05/15/2012     05/15/2009(A)          10,036
      10,000  NYC GO(1)                                     5.750    05/15/2012     05/15/2009(A)          10,034
     570,000  NYC GO(1)                                     5.750    03/01/2018     03/01/2013(A)         623,506
     500,000  NYC GO(1)                                     5.750    08/01/2018     08/01/2012(A)         547,075
     310,000  NYC GO(1)                                     5.750    08/01/2018     08/01/2012(A)         339,187
      20,000  NYC GO(1)                                     5.875    08/01/2015     08/01/2009(A)          20,170
   4,155,000  NYC GO(1)                                     5.875    06/01/2019     06/01/2012(A)       4,331,421
   5,450,000  NYC GO(1)                                     5.875    08/01/2019     08/01/2012(A)       5,988,351


                    12 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     60,000  NYC GO(1)                                     6.000%   05/15/2011     05/15/2009(A)  $       60,226
       5,000  NYC GO(1)                                     6.000    02/01/2012     08/01/2009(A)           5,019
       5,000  NYC GO(1)                                     6.000    08/01/2017     08/01/2009(A)           5,044
      10,000  NYC GO(1)                                     6.000    05/15/2018     05/15/2010(A)          10,554
       5,000  NYC GO(1)                                     6.000    02/01/2022     08/01/2009(A)           5,019
      15,000  NYC GO(1)                                     6.000    05/15/2022     05/15/2010(A)          15,333
      35,000  NYC GO(1)                                     6.000    02/15/2024     08/15/2009(A)          35,030
     590,000  NYC GO(1)                                     6.350    05/15/2014     05/15/2009(A)         598,278
   1,130,000  NYC GO(1)                                     6.500    05/15/2017     05/15/2010(A)       1,198,828
       5,000  NYC GO(1)                                     7.000    12/01/2010     06/01/2009(A)           5,046
       5,000  NYC GO(1)                                     7.000    02/01/2011     08/01/2009(A)           5,096
      80,000  NYC GO(1)                                     7.000    02/01/2012     08/01/2009(A)          81,450
       5,000  NYC GO(1)                                     7.000    02/01/2018     08/01/2009(A)           5,022
      45,000  NYC GO(1)                                     7.750    08/15/2027     08/15/2009(A)          45,570
     100,000  NYC GO RIBS                                   6.650(7) 08/13/2009     08/13/2009            100,745
      50,000  NYC GO RIBS                                   6.650(7) 07/29/2010     08/01/2009(A)          50,355
     100,000  NYC GO RIBS                                   6.748(7) 08/22/2013     08/01/2009(A)         100,669
      50,000  NYC GO RIBS                                   6.748(7) 08/27/2015     08/01/2009(A)          50,335
     450,000  NYC GO RIBS                                   9.580(7) 09/01/2011     08/01/2009(A)         463,797
     485,000  NYC HDC (Barclay Avenue)                      6.450    04/01/2017     04/01/2010(A)         485,500
     286,909  NYC HDC (Bay Towers)                          6.500    08/15/2017     07/15/2009(A)         287,852
   2,500,000  NYC HDC (De Sales Assisted Living
                 Devel.)(1)                                 5.125    11/01/2018     11/01/2010(A)       2,525,350
   2,375,304  NYC HDC (East Midtown Plaza)(1)               6.500    11/15/2018     07/15/2009(A)       2,383,118
   1,217,246  NYC HDC (Keith Plaza)(1)                      6.500    02/15/2018     07/15/2009(A)       1,221,251
     257,546  NYC HDC (Kingsbridge Arms)                    6.500    08/15/2017     07/15/2009(A)         258,393
     565,000  NYC HDC (Multifamily Hsg.)(1)                 5.050    11/01/2023     04/30/2019(C)         546,852
   2,500,000  NYC HDC (Multifamily Hsg.)(1)                 5.100    11/01/2027     06/19/2023(C)       2,315,825
     400,000  NYC HDC (Multifamily Hsg.)(1)                 5.600    11/01/2019     11/01/2010(A)         405,952
     900,000  NYC HDC (Multifamily Hsg.),
                 Series A(1)                                5.375    11/01/2023     05/01/2012(A)         901,602
   1,950,000  NYC HDC (Multifamily Hsg.),
                 Series E(1)                                6.250    05/01/2036     11/01/2010(A)       1,960,920
      50,000  NYC HDC (The Animal Medical Center)(1)        5.500    12/01/2033     04/11/2030(C)          47,290
     185,000  NYC HDC, Series A(1)                          5.000    07/01/2010     07/01/2010            193,362
  25,850,000  NYC HDC, Series A(1)                          5.000    07/01/2025     08/05/2023(C)      25,902,993
   2,215,000  NYC HDC, Series C(1)                          5.000    11/01/2026     07/16/2022(C)       2,079,221
  23,500,000  NYC Health & Hospital Corp.(1)                5.000    02/15/2020     02/15/2010(A)      23,535,015
  27,750,000  NYC Health & Hospital Corp.(1)                5.250    02/15/2017(2)  02/15/2010(A)      27,963,675
     235,000  NYC IDA (Acme Architectural Products)         5.875    11/01/2009     11/01/2009            230,100


                    13 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$  9,400,000  NYC IDA (AIRIS JFK I/JFK International
                 Airport)(1)                                5.500%   07/01/2028     09/16/2023(C)  $    6,200,616
  10,000,000  NYC IDA (AIRIS JFK I/JFK International
                 Airport)(1)                                6.000    07/01/2015     03/09/2013(C)       8,742,500
   2,380,000  NYC IDA (Beth Abraham Health Services)(1)     6.000    02/15/2013     12/10/2010(C)       2,259,739
     625,000  NYC IDA (Beth Abraham Health Services)(1)     6.000    11/15/2013     06/28/2010(C)         588,294
     300,000  NYC IDA (Beth Abraham Health Services)        6.000    11/15/2013     10/04/2010(C)         282,381
     720,000  NYC IDA (Calhoun School)(1)                   6.250    12/01/2016     11/22/2012(C)         651,953
   4,865,000  NYC IDA (Calhoun School)(1)                   6.250    12/01/2017     12/06/2013(C)       4,312,433
     555,000  NYC IDA (Center for Elimination of Family
                 Violence)(1)                               6.250    11/01/2016     03/25/2013(C)         469,419
   7,625,000  NYC IDA (Chapin School)(1)                    4.800    11/01/2018     09/21/2014(C)       5,881,620
     700,000  NYC IDA (Comprehensive Care Management)(1)    5.625    11/01/2015     12/30/2011(C)         630,413
     535,000  NYC IDA (Comprehensive Care Management)(1)    5.625    11/01/2015     03/21/2012(C)         481,816
   2,500,000  NYC IDA (Comprehensive Care Management)(1)    5.750    08/01/2018     12/04/2014(C)       2,013,825
   2,585,000  NYC IDA (Comprehensive Care Management)(1)    5.750    11/01/2018     12/04/2014(C)       2,073,661
   2,690,000  NYC IDA (Comprehensive Care Management)(1)    5.750    05/01/2019     12/03/2015(C)       2,112,941
     695,000  NYC IDA (Family Support Systems)(1)           6.500    11/01/2014     02/02/2012(C)         613,887
   3,340,000  NYC IDA (Gateway School of New York)(1)       5.300    06/01/2019     05/01/2015(C)       2,608,473
     840,000  NYC IDA (Global Country World Peace)(1)       6.250    11/01/2015     01/19/2013(C)         690,799
     790,000  NYC IDA (Global Country World Peace)(1)       6.250    11/01/2025     12/20/2012(C)         649,680
   1,090,000  NYC IDA (Gourmet Boutique)(1)                 5.250    05/01/2013     08/21/2010(C)         933,040
   1,635,000  NYC IDA (Guttmacher Institute)(1)             5.250    12/01/2016     12/29/2012(C)       1,304,289
     500,000  NYC IDA (Independent Living Assoc.)(1)        6.200    07/01/2020     05/04/2015(C)         389,240
  30,545,000  NYC IDA (Japan Airlines)(1)                   6.000    11/01/2015     05/01/2009(A)      30,580,738
  16,350,000  NYC IDA (JFK International Airport)(1)        8.000    08/01/2012     08/01/2012         13,972,710
  21,375,000  NYC IDA (Liberty-7 World Trade Center)(1)     6.250    03/01/2015     03/01/2015         17,937,045
   5,000,000  NYC IDA (Liberty-7 World Trade Center)(3)     6.500    03/01/2035     09/13/2027(C)       3,420,950
   2,355,000  NYC IDA (Lycee Francais De New York)(1)       5.500    06/01/2013     06/01/2013          2,292,122


                    14 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    730,000  NYC IDA (Lycee Francais De New York)(1)       5.500%   06/01/2015     06/01/2015     $      683,988
   2,880,000  NYC IDA (Lycee Francais De New York)(1)       5.500    06/01/2016     06/01/2016          2,637,187
   2,000,000  NYC IDA (Lycee Francais De New York)(1)       5.500    06/01/2017     06/01/2017          1,796,580
   3,210,000  NYC IDA (Lycee Francais De New York)(1)       5.500    06/01/2018     06/01/2018          2,839,149
     725,000  NYC IDA (Manhattan Community Access
                 Corp.)(1)                                  5.250    12/01/2016     12/24/2012(C)         580,631
   3,895,000  NYC IDA (Margaret Tietz Nursing &
                 Rehabilitation Center)(1)                  5.375    11/01/2016     03/18/2013(C)       3,188,369
     415,000  NYC IDA (Margaret Tietz Nursing &
                 Rehabilitation Center)                     5.375    11/01/2018     09/13/2014(C)         324,796
   2,020,000  NYC IDA (Margaret Tietz Nursing &
                 Rehabilitation Center)(1)                  5.375    11/01/2018     10/05/2014(C)       1,580,933
     250,000  NYC IDA (Marymount School of New York)(1)     5.125    09/01/2021     07/30/2017(C)         199,440
   1,545,000  NYC IDA (Metro Biofuels)(1)                   5.500    11/01/2013     12/12/2011(C)       1,366,460
   1,800,000  NYC IDA (Metropolitan College of New
                 York)(1)                                   5.750    03/01/2020     03/14/2018(C)       1,499,994
   4,585,000  NYC IDA (Montefiore Medical Center
                 Corp.)(1)                                  5.125    11/01/2025     11/01/2010(A)       4,612,281
   5,865,000  NYC IDA (Montefiore Medical Center
                 Corp.)(1)                                  5.125    11/01/2035     07/28/2031(C)       5,743,829
      90,000  NYC IDA (Precision Gear)                      5.875    11/01/2009     05/02/2009(C)          88,468
      75,000  NYC IDA (Precision Gear)                      5.875    11/01/2009     11/01/2009             73,609
     250,000  NYC IDA (Queens Baseball Stadium)(1)          5.000    01/01/2025     01/01/2025            219,400
   1,115,000  NYC IDA (Reece School)(1)                     6.500    12/01/2017     12/14/2013(C)         980,107
     325,000  NYC IDA (Rockefeller Foundation)(1)           5.375    07/01/2023     07/01/2009(A)         325,280
   3,410,000  NYC IDA (Rosco, Inc.)(1)                      5.625    06/01/2022     06/01/2009(E)       3,147,737
   4,100,000  NYC IDA (Samaritan Aids Services)(1)          5.000    11/01/2024     11/01/2011(A)       4,151,619
     680,000  NYC IDA (Showman Fabricators)(1)              7.125    11/01/2013     03/24/2011(C)         593,552
     100,000  NYC IDA (Special Needs Facilities Pooled
                 Program)                                   4.150    07/01/2014     04/08/2012(C)          85,612
     200,000  NYC IDA (Special Needs Facilities Pooled
                 Program)                                   5.800    07/01/2023     10/12/2021(C)         151,572
   1,065,000  NYC IDA (Stallion)(1)                         5.000    11/01/2016     11/03/2013(C)         835,919
     530,000  NYC IDA (Stallion)                            5.500    11/01/2017     11/01/2017            428,081
   1,265,000  NYC IDA (Studio School)(1)                    6.250    11/01/2018     11/12/2016(C)         979,996
   5,855,000  NYC IDA (Terminal One Group Assoc.)(1)        5.500    01/01/2017     01/01/2016(E)       5,463,418
   6,000,000  NYC IDA (Terminal One Group Assoc.)(1)        5.500    01/01/2018     01/01/2016(E)       5,526,540
  11,670,000  NYC IDA (Terminal One Group Assoc.)(1)        5.500    01/01/2019     01/01/2016(E)      10,596,127


                    15 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$  8,000,000  NYC IDA (Terminal One Group Assoc.)(1)        5.500%   01/01/2020     01/01/2016(E)  $    7,161,520
   2,000,000  NYC IDA (Terminal One Group Assoc.)(1)        5.500    01/01/2021     01/01/2016(E)       1,768,740
  37,000,000  NYC IDA (Terminal One Group Assoc.)(1)        5.500    01/01/2024     01/01/2016(E)      31,652,020
   1,165,000  NYC IDA (The Child School)(1)                 7.000    06/01/2013     12/26/2010(C)       1,078,371
   7,910,000  NYC IDA (Unicef)(1)                           5.050    11/01/2018     09/30/2014(C)       6,118,622
   1,000,000  NYC IDA (United Nations School)(1)            6.350    12/01/2015     12/01/2009(A)       1,002,080
     130,000  NYC IDA (Urban Health Plan)                   6.250    09/15/2009     09/15/2009            130,332
   1,000,000  NYC IDA (Urban Resource Institute)(1)         5.250    03/01/2023     03/01/2013(A)       1,005,570
     880,000  NYC IDA (Urban Resource Institute)(1)         6.500    11/01/2013     04/09/2011(C)         782,874
     925,000  NYC IDA (Vaughn College Aeronautics)(1)       5.000    12/01/2016     09/15/2013(C)         776,824
   2,790,000  NYC IDA (Vaughn College Aeronautics)(1)       5.000    12/01/2016     10/21/2012(C)       2,343,070
   6,000,000  NYC IDA (Visy Paper)(1)                       7.800    01/01/2016     11/02/2012(C)       5,411,400
     765,000  NYC IDA (Vocational Instruction)(8)           7.250    02/01/2013     10/21/2010(C)         605,268
   5,360,000  NYC IDA (Yeled Yalda Early Childhood)(1)      5.350    11/01/2017     10/02/2013(C)       4,227,003
   5,055,000  NYC IDA (YMCA of Greater New York)(1)         5.250    08/01/2021     02/01/2011(A)       5,092,811
   6,490,000  NYC IDA (YMCA of Greater New York)(1)         5.800    08/01/2016(2)  07/01/2009(A)       6,499,216
     300,000  NYC IDA (Zeluck, Inc.)                        6.250    11/01/2011     11/01/2011            294,054
      20,000  NYC Municipal Water Finance Authority(1)      4.875    06/15/2021     06/15/2009(A)          20,025
      65,000  NYC Municipal Water Finance Authority(1)      5.000    06/15/2027     06/15/2009(A)          65,007
      90,000  NYC Municipal Water Finance Authority(1)      5.000    06/15/2027     06/15/2009(A)          90,009
      50,000  NYC Municipal Water Finance Authority(1)      5.000    06/15/2027     06/15/2009(A)          50,005
     140,000  NYC Municipal Water Finance Authority(1)      5.000    06/15/2029     07/06/2028(C)         140,038
      50,000  NYC Municipal Water Finance Authority(1)      5.750    06/15/2013(2)  06/15/2009(D)          53,656
      35,000  NYC Transitional Finance Authority(1)         5.000    05/01/2026(2)  05/01/2010(A)          35,083
   3,880,000  NYC Trust for Cultural Resources (Museum
                 of American Folk Art)(1)                   6.000    07/01/2022(2)  03/01/2020(C)       3,120,917
   2,720,000  NYC Trust for Cultural Resources (Museum
                 of American Folk Art)(1)                   6.125    07/01/2030(2)  04/03/2027(C)       1,977,440
     250,000  NYC Trust for Cultural Resources (Museum
                 of Modern Art)(1)                          5.125    07/01/2031     04/04/2028(C)         244,623


                    16 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    935,000  NYC Trust for Cultural Resources (Museum
                 of Modern Art)(1)                          5.500%   01/01/2021     07/01/2009(A)  $      937,655
      25,000  NYS DA (Amsterdam Memorial Hospital)          6.000    08/01/2025     08/01/2009(A)          25,020
      25,000  NYS DA (Audit & Control)(1)                   5.500    04/01/2023     04/01/2009(A)          25,250
     250,000  NYS DA (Augustana Lutheran Home)(1)           5.500    02/01/2041(2)  04/03/2027(C)         241,925
      25,000  NYS DA (Brookdale Hospital Medical
                 Center)(1)                                 5.200    02/15/2016     02/15/2010(A)          25,208
      65,000  NYS DA (Brookdale Hospital Medical
                 Center)(1)                                 5.300    02/15/2017     08/15/2009(A)          65,535
      60,000  NYS DA (Brooklyn Hospital Center)(1)          5.100    02/01/2019     02/01/2011(A)          60,332
   1,300,000  NYS DA (Canisius College)(1)                  5.000    07/01/2022     07/01/2015(A)       1,140,503
   1,120,000  NYS DA (Catskill Regional Medical
                 Center)(1)                                 5.250    02/15/2023     02/15/2015(A)       1,150,072
   1,350,000  NYS DA (Chapel Oaks)(1)                       5.375    07/01/2017(2)  07/01/2009(A)       1,380,983
   3,290,000  NYS DA (Chapel Oaks)(1)                       5.450    07/01/2026     07/01/2010(A)       3,300,002
      65,000  NYS DA (City University)(1)                   5.000    07/01/2026     07/01/2010(A)          65,010
     145,000  NYS DA (City University)(1)                   5.250    07/01/2025     07/01/2010(A)         145,667
      20,000  NYS DA (Culinary Institute of America)(1)     5.000    07/01/2022     09/01/2019(C)          18,717
      25,000  NYS DA (D'Youville College)(1)                4.700    07/01/2012     07/01/2012             24,691
     350,000  NYS DA (Dept. of Health)(1)                   5.000    07/01/2021     07/01/2014(A)         360,220
      10,000  NYS DA (Dept. of Health)(1)                   5.000    07/01/2024     06/20/2021(C)           9,775
      35,000  NYS DA (Dept. of Health)(1)                   5.000    07/01/2028     08/05/2026(C)          34,361
     880,000  NYS DA (Dept. of Health)(1)                   5.250    07/01/2023     02/20/2021(C)         883,731
   1,345,000  NYS DA (Dept. of Health)(1)                   5.500    07/01/2021     07/01/2009(A)       1,347,313
     240,000  NYS DA (Dept. of Mental Hygiene)(1)           5.000    02/15/2023     08/30/2020(C)         239,179
   2,525,000  NYS DA (Ellis Hospital)(1)                    5.050    08/15/2024     09/04/2022(C)       2,527,778
     135,000  NYS DA (Ellis Hospital)(1)                    5.500    08/01/2015     08/01/2009(A)         135,154
     150,000  NYS DA (Ellis Hospital)(1)                    5.600    08/01/2025     08/01/2009(A)         150,027
     175,000  NYS DA (Ellis Hospital)(1)                    5.625    08/01/2035(2)  08/01/2016(C)         172,503
      85,000  NYS DA (Episcopal Health)(1)                  5.900    08/01/2020(2)  08/01/2009(A)          85,066
     100,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)(1)    5.500    07/01/2010(2)  07/01/2009(A)         100,274
     715,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)(1)    5.750    07/01/2017     07/01/2009(A)         716,580
      30,000  NYS DA (Fordham University)(1)                5.000    07/01/2028     01/31/2025(C)          29,452
   3,835,000  NYS DA (Frances Schervier Home & Hospital
                 Obligated Group)(1)                        5.500    07/01/2017(2)  09/17/2014(C)       3,767,427
  10,055,000  NYS DA (Frances Schervier Home & Hospital
                 Obligated Group)(1)                        5.500    07/01/2027(2)  07/01/2009(A)      10,062,943
      45,000  NYS DA (German Masonic Home)(1)               5.950    08/01/2026(2)  08/01/2009(A)          45,030
     165,000  NYS DA (German Masonic Home)(1)               6.000    08/01/2036     08/01/2009(A)         165,056


                    17 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$  1,310,000  NYS DA (Grace Manor Health Care
                 Facility)(1)                               6.150%   07/01/2018     07/01/2009(A)  $    1,311,153
   1,000,000  NYS DA (GSHMC/CHSLI Obligated Group)(1)       5.750    07/01/2014     07/01/2009(A)       1,010,710
       5,000  NYS DA (Hamilton College)(1)                  5.125    07/01/2016     07/01/2009(A)           5,091
   1,000,000  NYS DA (Health Center/BFCC/USBFCC
                 Obligated Group)(1)                        5.000    11/15/2019     11/15/2011(A)       1,004,670
      10,000  NYS DA (Hebrew Hospital Home of
                 Westchester)(1)                            5.625    08/01/2016     08/01/2009(A)          10,011
  10,565,000  NYS DA (Hospital)(6)                          6.450    08/15/2024     08/15/2012(A)      11,054,590
   2,155,000  NYS DA (Hunts Point Multi-Service
                 Center)(1)                                 5.625    07/01/2022     01/01/2010(A)       2,164,288
      35,000  NYS DA (John T. Mather Memorial
                 Hospital)(1)                               5.250    07/01/2015     07/01/2009(A)          35,002
     170,000  NYS DA (John T. Mather Memorial
                 Hospital)(1)                               5.375    07/01/2019     11/02/2017(C)         166,836
   1,590,000  NYS DA (John T. Mather Memorial
                 Hospital)(1)                               5.750    07/01/2025     02/27/2023(C)       1,497,828
  15,210,000  NYS DA (Kaleida Health)(6)                    5.050    02/15/2025     02/15/2014(A)      15,248,202
     965,000  NYS DA ( L.I.  University)(1)                 5.125    09/01/2010     09/01/2009(D)         979,977
   1,015,000  NYS DA ( L.I.  University)(1)                 5.250    09/01/2028     10/08/2026(C)         832,087
      10,000  NYS DA (Le Moyne College)(1)                  5.000    07/01/2009     07/01/2009             10,036
     725,000  NYS DA (Le Moyne College)(1)                  5.000    07/01/2018     07/01/2009(A)         725,239
   1,100,000  NYS DA (Leake & Watts Services)(1)            5.000    07/01/2023     07/01/2014(A)       1,127,192
      10,000  NYS DA (Lenox Hill Hospital Obligated
                 Group)(1)                                  5.750    07/01/2016     07/01/2016              8,862
   2,000,000  NYS DA (Lenox Hill Hospital Obligated
                 Group)(1)                                  5.750    07/01/2017     07/01/2017          1,738,820
     450,000  NYS DA (Long Beach Medical Center)(1)         5.550    08/01/2015     08/01/2009(A)         450,531
     100,000  NYS DA (Manhattan College)(1)                 5.500    07/01/2019     07/01/2019             92,204
     145,000  NYS DA (March of Dimes)(1)                    5.600    07/01/2012     07/01/2009(A)         145,400
     615,000  NYS DA (Master BOCES Program)(1)              5.250    08/15/2023     08/15/2013(A)         633,087
     175,000  NYS DA (Menorah Campus)(1)                    6.100    02/01/2037     08/01/2009(A)         175,067
     225,000  NYS DA (Mental Health Services
                 Facilities)(1)                             5.250    02/15/2023     02/15/2014(A)         226,330
      40,000  NYS DA (Mental Health Services Facilities)    5.250    08/15/2024     08/15/2009(A)          41,128
     850,000  NYS DA (Millard Fillmore Hospital)(1)         5.375    02/01/2017     08/01/2009(A)         852,754
   5,360,000  NYS DA (Miriam Osborn Memorial Home
                 Assoc.)(1)                                 6.875    07/01/2019(2)  12/09/2015(C)       4,947,923
   1,000,000  NYS DA (Montefiore Medical Center)(1)         5.000    02/01/2022     03/04/2021(C)       1,004,300
   5,000,000  NYS DA (Montefiore Medical Center)(1)         5.000    08/01/2023     10/15/2021(C)       5,002,900


                    18 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     25,000  NYS DA (Mount Sinai Hospital/NYU Hospitals
                 Center/ Hospital for Joint Diseases
                 Orthopedic Institute Obligated Group)(1)   6.000%   07/01/2011     07/01/2011     $       24,793
      75,000  NYS DA (Mount Sinai School of Medicine)(1)    5.000    07/01/2015     07/01/2015             73,732
      80,000  NYS DA (Mount Sinai School of Medicine)(1)    5.000    07/01/2016     07/01/2016             77,558
   1,125,000  NYS DA (Mount Sinai School of Medicine)(1)    5.000    07/01/2021     07/01/2009(A)       1,125,450
   4,000,000  NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)(1)                        5.000    07/01/2013     07/01/2009(A)       4,001,360
  15,230,000  NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)(1)                        5.500    07/01/2026     10/17/2020(C)      14,040,537
      40,000  NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)(1)                        6.000    07/01/2013     07/01/2013             39,198
     545,000  NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)(1)                        6.500    07/01/2025     08/14/2023(C)         482,336
   7,710,000  NYS DA (Mt. Sinai Hospital)(1)                6.500    07/01/2015     07/01/2010(A)       7,917,785
   9,095,000  NYS DA (Mt. Sinai Hospital)(1)                6.500    07/01/2016     07/01/2010(A)       9,320,101
      35,000  NYS DA (Mt. Sinai Hospital)(1)                6.625    07/01/2018     07/01/2011(A)          35,807
   3,665,000  NYS DA (Mt. Sinai Hospital)(1)                6.625    07/01/2019     07/01/2011(A)       3,744,127
   8,750,000  NYS DA (Mt. Sinai/NYU Health)(1)              5.500    07/01/2026     04/10/2026(C)       8,066,625
     295,000  NYS DA (Mt. Sinai/NYU Health)(1)              6.000    07/01/2010     07/01/2010            294,041
     200,000  NYS DA (Mt. Sinai/NYU Health)(1)              6.100    07/01/2012     07/01/2012            197,694
   7,205,000  NYS DA (Mt. Sinai/NYU Health)(1)              6.500    07/01/2017     07/01/2010(A)       7,375,398
   6,390,000  NYS DA (Mt. Sinai/NYU Health)(1)              6.750    07/01/2020     07/01/2011(A)       6,528,280
      40,000  NYS DA (Municipal Health Facilities)(1)       5.500    05/15/2016     05/15/2009(A)          40,127
     270,000  NYS DA (Municipal Health Facilities)(1)       5.500    05/15/2017     05/15/2009(A)         271,256
     360,000  NYS DA (Municipal Health Facilities)(1)       5.500    05/15/2024     05/15/2009(A)         360,162
      15,000  NYS DA (New York & Presbyterian
                 Hospital)(1)                               5.000    02/01/2019     02/01/2010(A)          15,076
      30,000  NYS DA (New York Downtown Hospital)(1)        5.300    02/15/2020     02/15/2010(A)          30,122
      20,000  NYS DA (New York Hospital Medical Center
                 of Queens)(1)                              5.450    08/15/2019     08/15/2011(A)          20,264
     100,000  NYS DA (New York Medical College)(1)          5.000    07/01/2021     07/01/2010(A)         100,655
   1,000,000  NYS DA (New York Methodist Hospital)(1)       5.250    07/01/2024     03/02/2022(C)         751,770
   4,200,000  NYS DA (North General Hospital)(1)            5.750    02/15/2019     02/15/2013(A)       4,367,454
   3,750,000  NYS DA (North General Hospital)(1)            5.750    02/15/2020     02/15/2013(A)       3,876,975


                    19 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     35,000  NYS DA (North Shore University Hospital)(1)   5.000%   11/01/2023     06/22/2021(C)  $       30,735
      40,000  NYS DA (Northeast Parent & Child)(1)          5.500    07/01/2018     07/01/2009(A)          40,682
       5,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated
                 Group)(1)                                  5.000    11/01/2023     11/01/2010(A)           5,017
  10,455,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated
                 Group)(1)                                  5.200    11/01/2017     11/01/2010(A)      10,509,680
     200,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated
                 Group)(1)                                  5.250    11/01/2019     05/07/2019(C)         190,316
   1,400,000  NYS DA (NYU Hospitals Center)(1)              5.250    07/01/2024     01/27/2018(C)         994,742
   2,500,000  NYS DA (Ozanam Hall of Queens Nursing
                 Home)(1)                                   5.000    11/01/2021     11/01/2016(A)       2,509,750
   2,000,000  NYS DA (Park Ridge Hsg.)(1)                   6.375    08/01/2020(2)  08/01/2010(A)       2,061,760
   1,595,000  NYS DA (Park Ridge Hsg.)(1)                   6.500    08/01/2025(2)  08/01/2010(A)       1,649,150
     100,000  NYS DA (Pratt Institute)(1)                   6.000    07/01/2024     01/26/2023(C)          92,066
   3,680,000  NYS DA (Providence Rest)(1)                   5.000    07/01/2021     07/12/2020(C)       2,612,101
   1,250,000  NYS DA (Providence Rest)(1)                   5.125    07/01/2030     08/06/2028(C)         737,900
     160,000  NYS DA (Resurrection Rest Home Castleton
                 on Hudson)(1)                              6.050    08/01/2035(2)  08/01/2009(A)         160,037
   8,730,000  NYS DA (Rochester General Hospital)(1)        5.000    12/01/2025     10/25/2021(C)       7,264,146
      50,000  NYS DA (Rochester Institute of
                 Technology)(1)                             5.250    07/01/2025     07/01/2012(A)          50,576
      20,000  NYS DA (Rockefeller University)(1)            5.000    07/01/2028     07/01/2010(A)          20,075
   5,100,000  NYS DA (Ryan-Clinton Community Health
                 Center)(1)                                 6.100    07/01/2019(2)  01/01/2010(A)       5,197,206
   5,000,000  NYS DA (School District Financing)(1)         5.750    10/01/2022(2)  10/01/2012(A)       5,304,950
   5,000,000  NYS DA (School District Financing)(1)         5.750    10/01/2030(2)  10/01/2012(A)       5,079,000
     120,000  NYS DA (SCHRC)(1)                             5.500    07/01/2022     09/11/2019(C)         110,285
   3,460,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)       5.700    07/01/2013     07/01/2009(A)       3,499,928
   3,820,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)       5.750    07/01/2014     07/01/2009(A)       3,860,912
   1,370,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)       5.800    07/01/2015     07/01/2011(A)       1,381,905
      10,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)    5.750    07/01/2020     08/29/2015(C)           9,658
  15,000,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)    6.500    07/01/2020(2)  07/01/2011(A)      15,099,150
     100,000  NYS DA (SFH)(1)                               5.500    07/01/2029     09/17/2016(C)          87,494
     250,000  NYS DA (SFH/CHSLI Obligated Group)(1)         5.500    07/01/2022     09/17/2019(C)         238,330
   1,000,000  NYS DA (SFH/CHSLI Obligated Group)(1)         5.800    07/01/2015     07/01/2009(A)       1,012,260


                    20 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$ 15,480,000  NYS DA (SFH/GSHMC/MMC/SCHRC Obligated
                 Group)(1)                                  5.000%   07/01/2021     09/10/2018(C)  $   13,181,220
      35,000  NYS DA (Skidmore College)(1)                  5.000    07/01/2028     05/25/2024(C)          34,361
     200,000  NYS DA (Southside Hospital)(1)                5.000    02/15/2018     02/26/2017(C)         190,382
     135,000  NYS DA (Southside Hospital)(1)                5.200    02/15/2021     02/15/2010(A)         135,909
      65,000  NYS DA (Special Act School Districts)(1)      5.625    07/01/2009     07/01/2009             65,213
      30,000  NYS DA (Special Act School Districts)(1)      5.700    07/01/2010     07/01/2009(A)          30,095
      10,000  NYS DA (Special Act School Districts)(1)      5.750    07/01/2011     07/01/2009(A)          10,030
     320,000  NYS DA (Special Act School Districts)(1)      5.875    07/01/2013     07/01/2009(A)         320,963
      15,000  NYS DA (Special Act School Districts)(1)      6.000    07/01/2016     07/01/2009(A)          15,049
     925,000  NYS DA (Special Act School Districts)(1)      6.000    07/01/2019     07/01/2009(A)         928,145
   3,240,000  NYS DA (St. Barnabas Hospital)(1)             5.350    08/01/2017     08/01/2009(A)       3,242,268
      35,000  NYS DA (St. John's Health Care Corp.)(1)      6.250    02/01/2036     08/01/2009(A)          35,013
   5,090,000  NYS DA (St. Joseph's Hospital Health
                 Center)(1)                                 5.250    07/01/2018(2)  06/01/2017(C)       4,866,702
   3,685,000  NYS DA (St. Lawrence)(1)                      5.400    08/15/2026     08/15/2017(A)       3,842,460
 100,930,000  NYS DA (St. Luke's Roosevelt Hospital)(1)     4.800    08/15/2025     02/03/2023(C)      95,870,379
   5,915,000  NYS DA (St. Vincent DePaul Residence)(1)      5.300    07/01/2018(2)  07/01/2010(A)       5,972,553
      80,000  NYS DA (State University Athletic
                 Facilities)(1)                             5.250    07/01/2018     07/01/2010(A)          80,022
     375,000  NYS DA (State University Educational
                 Facilities)(1)                             5.125    05/15/2021     05/15/2009(A)         376,553
     255,000  NYS DA (State University Educational
                 Facilities)(1)                             5.125    05/15/2021     05/15/2009(A)         256,025
      30,000  NYS DA (State University Educational
                 Facilities)(1)                             5.250    05/15/2011     05/15/2009(A)          30,391
     800,000  NYS DA (State University Educational
                 Facilities)(1)                             5.375    05/15/2011     05/15/2009(A)         803,832
      10,000  NYS DA (Staten Island University
                 Hospital)(1)                               5.000    07/01/2017     01/22/2016(C)           9,607
     345,000  NYS DA (Suffern Free Library Assoc.)(1)       5.000    07/01/2020     07/01/2010(A)         348,012
   2,820,000  NYS DA (The Bronx-Lebanon Hospital
                 Center)(1)                                 6.250    08/15/2022     02/15/2014(A)       2,869,970
   2,360,000  NYS DA (The Rosalind & Joseph Gurwin
                 Jewish Geriatric Center of Long
                 Island)(1)                                 5.400    02/01/2015     08/01/2009(A)       2,362,478


                    21 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    170,000  NYS DA (The Rosalind & Joseph Gurwin
                 Jewish Geriatric Center of Long
                 Island)(1)                                 5.700%   02/01/2037     01/03/2026(C)  $      167,882
   2,145,000  NYS DA (United Cerebral Palsy Assoc. of
                 Nassau County)(1)                          5.500    07/01/2024     07/01/2009(A)       2,145,322
   1,250,000  NYS DA (United Cerebral Palsy Assoc. of
                 NYC)(1)                                    5.750    07/01/2018(2)  07/01/2012(A)       1,307,550
      40,000  NYS DA (United Cerebral Palsy Assoc.)(1)      5.375    07/01/2011     07/01/2009(A)          40,103
     175,000  NYS DA (United Health Services
                 Hospitals)(1)                              5.375    08/01/2027     07/04/2017(C)         172,877
   7,915,000  NYS DA (United Health Services
                 Hospitals)(1)                              5.500    08/01/2017     02/01/2010(A)       7,984,335
      45,000  NYS DA (University of Rochester)(1)           5.000    07/01/2027     01/21/2026(C)          44,361
      20,000  NYS DA (Upstate Community Colleges)(1)        5.000    07/01/2028     02/28/2024(C)          20,007
   1,905,000  NYS DA (Upstate Community Colleges)(1)        5.125    07/01/2021     07/01/2014(A)       1,985,753
   1,165,000  NYS DA (Upstate Community Colleges)(1)        5.125    07/01/2022     07/01/2014(A)       1,204,960
      35,000  NYS DA (W.K. Nursing Home)(1)                 6.050    02/01/2026     05/01/2009(A)          35,027
     590,000  NYS DA (Wesley Gardens)(1)                    6.125    08/01/2035     08/01/2009(A)         590,171
     285,000  NYS DA (Wyckoff Heights Medical Center)(1)    5.200    02/15/2013     08/15/2009(A)         287,585
   1,000,000  NYS DA (Wyckoff Heights Medical Center)(1)    5.200    02/15/2014     08/15/2009(A)       1,008,780
   1,020,000  NYS DA (Wyckoff Heights Medical Center)(1)    5.300    08/15/2021     02/15/2010(A)       1,023,172
  26,090,000  NYS DA (Wyckoff Heights Medical Center)(1)    5.300    08/15/2021     02/15/2010(A)      26,163,313
  39,570,000  NYS DA, Series B(6)                           6.650    08/15/2030     08/15/2012(A)      41,218,111
   1,000,000  NYS DA, Series B(1)                           6.650    08/15/2030     08/15/2012(A)       1,041,640
      10,000  NYS EFC(1)                                    5.600    09/15/2013     09/15/2009(A)          10,034
   1,000,000  NYS EFC(1)                                    5.650    02/15/2017     08/15/2009(A)       1,013,430
     955,000  NYS EFC (L.I.  Water Corp.)(1)                5.250    08/01/2027     08/01/2027            839,254
      20,000  NYS EFC (NYC Municipal Water Finance
                 Authority)(1)                              5.875    06/15/2014     06/15/2009(A)          20,073
      25,000  NYS EFC (NYS Water Services)(1)               5.700    07/15/2012     07/15/2009(A)          25,088
   7,500,000  NYS EFC (NYS Water Services)(1)               5.950    01/15/2020     01/15/2013(A)       7,664,175
     860,000  NYS EFC (NYS Water Services)(1)               6.875    06/15/2010(2)  06/15/2009(A)         864,188
   1,705,000  NYS EFC (NYS Water Services)(1)               6.875    06/15/2014(2)  06/15/2009(A)       1,712,928
     270,000  NYS EFC (NYS Water Services)(1)               7.250    06/15/2010(2)  06/15/2009(A)         271,399
     490,000  NYS EFC (NYS Water Services)(1)               7.500    06/15/2012(2)  06/15/2009(A)         492,661
      15,000  NYS EFC (NYS Water Services)(1)               7.500    06/15/2012(2)  06/15/2009(A)          15,081
     500,000  NYS EFC (Pollution Control)(1)                5.550    08/15/2014     08/15/2009(A)         506,670


                    22 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    930,000  NYS EFC (Spring Valley Water Company)(1)      5.650%   11/01/2023     11/01/2023     $      902,993
   2,000,000  NYS EFC (Spring Valley Water Company)(1)      6.300    08/01/2024     08/01/2024          1,870,280
   4,250,000  NYS EFC (Waste Management)(1)                 4.450    07/01/2017     07/01/2009(E)       4,236,740
  36,185,000  NYS ERDA (Brooklyn Union Gas Company)(1)      5.500    01/01/2021     07/01/2009(A)      36,185,362
  10,650,000  NYS ERDA (Con Ed)(3)                          0.998(5) 10/01/2036     10/01/2036          8,441,190
 132,710,000  NYS ERDA (Con Ed)(1)                          4.700    06/01/2036     10/01/2012(E)     132,712,654
   1,030,000  NYS ERDA (LILCO)(1)                           5.150    03/01/2016     09/01/2009(A)       1,032,987
   4,475,000  NYS ERDA (LILCO)(1)                           5.150    03/01/2016     09/01/2009(A)       4,482,071
   4,245,000  NYS ERDA (LILCO)(1)                           5.150    03/01/2016     09/01/2009(A)       4,249,245
  13,795,000  NYS ERDA (LILCO)(1)                           5.150    03/01/2016     09/01/2009(A)      13,808,795
   5,720,000  NYS ERDA (Niagara Mohawk Power Corp.)(3)      1.197(5) 12/01/2026     04/02/2009(E)       4,866,576
   2,270,000  NYS ERDA (Niagara Mohawk Power Corp.)(1)      5.150    11/01/2025     11/01/2025          2,257,379
       5,000  NYS GO(1)                                     5.000    09/15/2017     09/15/2009(A)           5,056
     100,000  NYS GO(1)                                     5.250    10/01/2012     10/01/2009(A)         100,288
      15,000  NYS GO(1)                                     5.250    11/15/2017     05/15/2009(A)          15,035
      35,000  NYS GO(1)                                     5.250    05/01/2018     05/01/2009(A)          35,049
       5,000  NYS GO(1)                                     5.250    11/15/2021     05/15/2009(A)           5,007
      80,000  NYS GO(1)                                     5.300    07/15/2015     07/15/2009(A)          80,149
      10,000  NYS GO(1)                                     5.300    07/15/2017     07/15/2009(A)          10,015
     100,000  NYS GO(1)                                     5.375    10/01/2011     10/01/2009(A)         100,329
      35,000  NYS GO(1)                                     5.500    07/15/2024     10/01/2012(A)          35,026
     485,000  NYS GO(1)                                     5.500    07/15/2024     07/15/2009(A)         485,364
      40,000  NYS GO(1)                                     6.600    12/01/2014     06/01/2009(A)          40,256
     795,000  NYS HFA (Golden Age Apartments)(1)            5.000    02/15/2037     03/01/2023(C)         700,610
  10,155,000  NYS HFA (Hospital & Nursing Home)(1)          5.150    11/01/2016     11/01/2009(A)      10,198,463
       5,000  NYS HFA (Hospital & Nursing Home)             5.500    11/01/2012     05/01/2009(D)           5,718
      15,000  NYS HFA (Hospital & Nursing Home)             5.875    11/01/2010     05/01/2009(D)          16,129
       5,000  NYS HFA (Hospital & Nursing Home)             5.900    11/01/2010     05/01/2009(D)           5,390
      10,000  NYS HFA (Hospital & Nursing Home)             6.000    11/01/2013     05/01/2009(A)          11,815
      35,000  NYS HFA (Hospital & Nursing Home)             6.000    11/01/2014     05/01/2009(D)          42,166
       5,000  NYS HFA (Hospital & Nursing Home)             6.875    11/01/2009     05/01/2009(D)           5,185
      25,000  NYS HFA (Loewn Devel. of Wappingers
                 Falls)(1)                                  5.250    08/15/2019     02/15/2011(A)          25,144
      65,000  NYS HFA (Meadow Manor)(1)                     7.750    11/01/2019(2)  05/01/2009(A)          66,089


                    23 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    345,000  NYS HFA (Multifamily Hsg.)(1)                 5.300%   08/15/2022     08/15/2012(A)  $      347,091
      50,000  NYS HFA (Multifamily Hsg.)(1)                 5.400    02/15/2016     02/15/2012(A)          50,800
   1,215,000  NYS HFA (Multifamily Hsg.)(1)                 5.550    08/15/2019     08/15/2011(A)       1,229,847
      40,000  NYS HFA (Multifamily Hsg.)(1)                 5.600    02/15/2011     08/15/2009(A)          40,271
   1,385,000  NYS HFA (Multifamily Hsg.)(1)                 5.600    08/15/2019     08/15/2011(A)       1,402,216
     400,000  NYS HFA (Multifamily Hsg.)(1)                 5.850    08/15/2013(2)  08/15/2009(A)         400,540
     635,000  NYS HFA (Multifamily Hsg.)(1)                 5.950    08/15/2024(2)  08/15/2009(A)         652,094
      50,000  NYS HFA (Multifamily Hsg.)(1)                 6.100    08/15/2028     08/15/2009(A)          50,021
      10,000  NYS HFA (Multifamily Hsg.)(1)                 6.250    08/15/2014(2)  08/15/2009(A)          10,021
      10,000  NYS HFA (Multifamily Hsg.)(1)                 6.250    08/15/2014     08/15/2009(A)          10,021
     135,000  NYS HFA (Multifamily Hsg.)(1)                 6.250    08/15/2025     08/15/2009(A)         135,074
     280,000  NYS HFA (Multifamily Hsg.)(1)                 6.350    08/15/2023(2)  08/15/2009(A)         280,218
     325,000  NYS HFA (Multifamily Hsg.)(1)                 6.750    11/15/2036     05/15/2009(A)         341,357
      15,000  NYS HFA (Multifamily Hsg.)(1)                 6.800    11/01/2014     05/01/2009(A)          15,036
      90,000  NYS HFA (Multifamily Hsg.)(1)                 6.850    11/01/2019(2)  05/01/2009(A)          90,160
     805,000  NYS HFA (Newburgh Interfaith Emergency
                 Hsg.)(1)                                   7.050    11/01/2012     05/01/2009(A)         807,359
      30,000  NYS HFA (Nonprofit Hsg.)(1)                   6.200    11/01/2009     05/01/2009(A)          30,402
      10,000  NYS HFA (Nonprofit Hsg.)(1)                   6.200    11/01/2010     05/01/2009(A)          10,127
      50,000  NYS HFA (Nonprofit Hsg.)(1)                   6.200    11/01/2011     05/01/2009(A)          50,630
      40,000  NYS HFA (Nonprofit Hsg.)(1)                   6.200    11/01/2012     05/01/2009(A)          40,499
      25,000  NYS HFA (Nonprofit Hsg.)(1)                   6.200    11/01/2013     05/01/2009(A)          25,307
   6,215,000  NYS HFA (Phillips Village)(1)                 7.750    08/15/2017     08/15/2009(A)       6,300,705
   3,055,000  NYS HFA (Senior Devel. Hsg.)(1)               5.100    11/15/2023     05/14/2017(C)       3,017,637
     700,000  NYS HFA (Service Contract)(1)                 5.250    09/15/2014     09/15/2009(A)         704,515
      55,000  NYS HFA (Service Contract)(1)                 5.375    03/15/2023     09/15/2009(A)          55,014
     695,000  NYS HFA (Service Contract)(1)                 5.500    09/15/2018     09/15/2009(A)         699,114
   7,590,000  NYS HFA (Service Contract)(1)                 5.500    09/15/2022(2)  03/15/2010(A)       7,631,062
  11,700,000  NYS HFA (Service Contract)(1)                 5.500    09/15/2022     03/15/2010(A)      11,763,765
   5,520,000  NYS HFA (Service Contract)(1)                 5.500    03/15/2025     03/15/2010(A)       5,542,522
      50,000  NYS HFA (Service Contract)(1)                 6.000    03/15/2026     09/15/2009(A)          50,037
   1,700,000  NYS HFA (Simeon Dewitt)(1)                    8.000    11/01/2018(2)  05/01/2009(A)       1,704,505
     340,000  NYS HFA (Tiffany Gardens)(1)                  4.500    08/15/2015     10/11/2012(C)         356,306
     115,000  NYS HFA, Series A(1)                          5.800    11/01/2009     05/01/2009(A)         115,417
     130,000  NYS HFA, Series A(1)                          5.875    11/01/2010     05/01/2009(A)         130,463
  29,860,000  NYS HFA, Series A(1)                          6.100    11/01/2015(2)  05/01/2009(A)      29,971,975
   6,460,000  NYS HFA, Series A(1)                          6.125    11/01/2020(2)  05/01/2009(A)       6,465,168
   3,650,000  NYS HFA, Series C(1)                          5.500    09/15/2018     09/15/2009(A)       3,671,499
      85,000  NYS LGSC (SCSB)(3)                            6.375    12/15/2009     12/15/2009             83,565
      25,000  NYS Medcare (Hospital & Nursing Home)(1)      6.200    08/15/2013     08/15/2009(A)          25,080
   1,200,000  NYS Medcare (Hospital & Nursing Home)(1)      6.300    08/15/2023     08/15/2009(A)       1,202,940


                    24 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    740,000  NYS Medcare (Hospital & Nursing Home)(1)      6.375%   08/15/2033     08/15/2009(A)  $      740,977
     290,000  NYS Medcare (Hospital & Nursing Home)(1)      7.000    08/15/2032     08/15/2009(A)         290,531
     160,000  NYS Medcare (Hospital & Nursing Home)(1)      7.400    11/01/2016(2)  05/01/2009(A)         160,667
     100,000  NYS Medcare (Hospital & Nursing Home)(1)      9.375    11/01/2016(2)  05/01/2009(A)         100,659
  10,710,000  NYS Municipal Bond Bank Agency (Special
                 School Purpose)(1)                         5.250    12/01/2019     06/01/2013(A)      11,160,034
   2,930,000  NYS Municipal Bond Bank Agency (Special
                 School Purpose)(1)                         5.500    06/01/2015     06/01/2013(A)       3,150,160
       5,000  NYS Power Authority(1)                        5.875    01/01/2010     07/01/2009(A)           5,164
  35,390,000  NYS UDC (South Mall) CAB(1)                   5.648(9) 01/01/2011     12/12/2009(C)      32,582,511
     280,000  NYS UDC (South Mall) CAB(1)                   5.800(9) 01/01/2011     12/12/2009(C)         257,788
     255,000  NYS UDC (South Mall) CAB(1)                   6.042(9) 01/01/2011     12/12/2009(C)         234,771
   4,000,000  NYS UDC (Subordinated Lien)(1)                5.125    07/01/2020     07/01/2014(A)       4,111,680
   1,000,000  NYS UDC (Subordinated Lien)(1)                5.125    07/01/2021     07/01/2014(A)       1,022,530
   6,765,000  NYS UDC (Subordinated Lien)(1)                5.500    07/01/2016     07/01/2009(A)       6,785,566
   6,665,000  NYS UDC (Subordinated Lien)(1)                5.500    07/01/2022(2)  07/01/2009(A)       6,685,062
   6,720,000  NYS UDC (Subordinated Lien)(1)                5.600    07/01/2026(2)  07/01/2009(A)       6,733,978
      70,000  Oneida County, NY GO(1)                       5.400    03/15/2011     09/15/2009(A)          71,201
   2,285,000  Oneida County, NY IDA (Faxton Hospital)(1)    6.625    01/01/2015(2)  01/01/2010(A)       2,327,478
   1,190,000  Oneida County, NY IDA (Presbyterian
                 Home)(1)                                   5.250    03/01/2019     03/01/2010(A)       1,195,272
   1,615,000  Oneida County, NY IDA (Presbyterian
                 Home)(1)                                   6.100    06/01/2020     06/01/2010(A)       1,654,568
   1,000,000  Oneida County, NY IDA (Presbyterian
                 Home)(1)                                   6.250    06/01/2015     06/01/2010(A)       1,035,090
      15,000  Onondaga County, NY GO(1)                     5.000    02/15/2011     08/15/2009(A)          15,045
   1,135,000  Onondaga County, NY IDA (Coltec
                 Industries)(3)                             9.875    10/01/2010     10/01/2009(A)       1,155,975
     920,000  Onondaga County, NY IDA (Le Moyne
                 College)(1)                                5.500    03/01/2014     04/08/2012(C)         879,704
  10,600,000  Onondaga County, NY Res Rec(1)                5.000    05/01/2010     10/24/2009(C)      10,149,606
      25,000  Ontario County, NY GO(1)                      5.550    08/15/2009      08/15/2009            25,421
      60,000  Orange County, NY IDA (Orange Mental
                 Retardation Properties)(1)                 6.125    05/01/2016(2)  05/01/2009(A)          60,179
   5,065,000  Orange County, NY IDA (St. Luke's Cornwall
                 Hospital Obligated Group)(1)               6.000    12/01/2016(2)  12/01/2012(A)       5,080,499
   1,920,000  Orange County, NY IDA (St. Luke's Cornwall
                 Hospital Obligated Group)(1)               6.000    12/01/2016(2)  12/01/2012(A)       1,925,875


                    25 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     40,000  Oswego County, NY IDA (Seneca Hill
                 Manor)(1)                                  5.550%   08/01/2022     08/01/2009(A)  $       40,060
   3,510,000  Oswego County, NY IDA (Seneca Hill
                 Manor)(1)                                  5.650    08/01/2037     08/01/2009(A)       3,511,369
     245,000  Otsego County, NY IDA (Bassett Healthcare
                 Project)(1)                                5.375    11/01/2020     01/16/2018(C)         222,107
   1,350,000  Otsego County, NY IDA (Hartwick College)(1)   6.000    07/01/2013     07/01/2013          1,305,005
   3,625,000  Otsego County, NY IDA (Mary Imogene
                 Bassett Hospital)(1)                       5.350    11/01/2020     01/15/2018(C)       3,280,118
      35,000  Oyster Bay, NY GO(1)                          5.000    12/01/2018     06/01/2009(A)          35,192
      50,000  Philadelphia, NY GO(1)                        7.500    12/15/2009     12/15/2009             51,890
  88,870,000  Port Authority  NY/NJ (JFK International
                 Air Terminal)(1)                           5.750    12/01/2022(2)  01/10/2021(C)      71,191,091
  43,050,000  Port Authority  NY/NJ (JFK International
                 Air Terminal)(1)                           5.750    12/01/2025     12/14/2024(C)      33,244,502
  42,140,000  Port Authority  NY/NJ (JFK International
                 Air Terminal)(1)                           5.900    12/01/2017(2)  06/06/2017(C)      37,981,203
  18,355,000  Port Authority  NY/NJ (JFK International
                 Air Terminal)(1)                           6.250    12/01/2014     12/01/2014         17,972,849
  22,710,000  Port Authority NY/NJ (KIAC)(1)                6.750    10/01/2011     05/03/2010(C)      21,777,300
  27,860,000  Port Authority NY/NJ (KIAC)(1)                6.750    10/01/2019(2)  09/03/2016(C)      23,069,194
      20,000  Port Authority NY/NJ, 103rd Series(1)         5.250    12/15/2012     06/15/2009(A)          20,058
      10,000  Port Authority NY/NJ, 116th Series(1)         5.000    10/01/2012     10/02/2009(A)          10,026
     100,000  Port Authority NY/NJ, 116th Series(1)         5.000    10/01/2013     10/01/2009(A)         100,263
     140,000  Port Authority NY/NJ, 116th Series(1)         5.250    10/01/2014     10/01/2009(A)         140,406
      55,000  Port Authority NY/NJ, 116th Series(1)         5.250    10/01/2015     10/01/2009(A)          55,160
     815,000  Port Authority NY/NJ, 122nd Series(1)         5.000    07/15/2018     07/15/2010(A)         817,828
      30,000  Port Authority NY/NJ, 122nd Series(1)         5.000    07/15/2020     07/15/2020             29,621
      55,000  Port Authority NY/NJ, 122nd Series(1)         5.000    07/15/2031     08/23/2029(C)          48,283
     165,000  Port Authority NY/NJ, 122nd Series(1)         5.000    07/15/2031     08/23/2029(C)         144,849
   2,000,000  Port Authority NY/NJ, 122nd Series(1)         5.500    07/15/2011     07/15/2009(A)       2,024,540
   5,170,000  Port Authority NY/NJ, 122nd Series(1)         5.500    07/15/2015     07/15/2010(A)       5,226,663
      65,000  Port Authority NY/NJ, 123rd Series(1)         5.000    07/15/2028     07/15/2010(A)          65,075
      30,000  Port Authority NY/NJ, 124th Series(1)         4.800    08/01/2018     08/01/2010(A)          30,022
   1,695,000  Port Authority NY/NJ, 124th Series(1)         5.000    08/01/2019     08/01/2010(A)       1,696,187
      20,000  Port Authority NY/NJ, 124th Series(1)         5.000    08/01/2021     08/01/2021             19,515
     265,000  Port Authority NY/NJ, 124th Series(1)         5.000    08/01/2022     08/01/2022            256,146
     325,000  Port Authority NY/NJ, 124th Series(1)         5.000    08/01/2024     08/01/2024            308,935
     100,000  Port Authority NY/NJ, 124th Series(1)         5.000    08/01/2025     08/01/2025             93,829
      60,000  Port Authority NY/NJ, 124th Series(1)         5.000    08/01/2031     09/08/2029(C)          52,466
      15,000  Port Authority NY/NJ, 126th Series(1)         5.000    11/15/2024     11/15/2024             14,205
      85,000  Port Authority NY/NJ, 126th Series(1)         5.125    11/15/2032     05/20/2032(C)          75,275
     230,000  Port Authority NY/NJ, 127th Series(1)         5.000    12/15/2022     12/15/2022            221,842


                    26 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     30,000  Port Authority NY/NJ, 127th Series(1)         5.000%   12/15/2024     12/15/2024     $       28,494
   1,500,000  Port Authority NY/NJ, 131st Series(1)         5.000    12/15/2020     12/15/2020          1,475,625
      10,000  Port Authority NY/NJ, 131st Series(1)         5.000    12/15/2026     12/15/2026              9,215
  13,745,000  Port Authority NY/NJ, 141st Series(1)         5.000    09/01/2021     09/01/2021         13,565,628
  14,110,000  Port Authority NY/NJ, 141st Series(1)         5.000    09/01/2022     09/01/2022         13,789,985
  10,205,000  Port Authority NY/NJ, 141st Series(1)         5.000    09/01/2025     09/01/2025          9,710,466
   2,000,000  Port Authority NY/NJ, 147th Series(1)         5.000    10/15/2026     10/15/2026          1,871,240
   1,315,000  Poughkeepsie, NY IDA (Eastman & Bixby
                 Redevel. Corp.)(1)                         5.900    08/01/2020     08/01/2010(A)       1,324,363
   1,200,000  Rensselaer County, NY IDA (Franciscan
                 Heights)(1)                                5.375    12/01/2025     08/06/2023(C)       1,135,944
      40,000  Rensselaer County, NY IDA (Rensselaer
                 Polytechnical Institute)(1)                5.125    08/01/2029     10/07/2028(C)          35,982
      50,000  Rensselaer County, NY IDA (Rensselaer
                 Polytechnical Institute)(1)                5.500    08/01/2022     08/01/2011(A)          50,284
   2,470,000  Rensselaer County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.200    06/01/2025     03/04/2011(C)       1,906,099
   1,490,000  Rensselaer County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.750    06/01/2043     09/04/2024(C)       1,033,986
      75,000  Rensselaer, NY Hsg. Authority (Renwyck)(1)    7.650    01/01/2011     07/01/2009(A)          75,267
      50,000  Rensselaer, NY Municipal Leasing Corp.
                 (Rensselaer County Nursing Home)(1)        6.900    06/01/2024     06/01/2009(A)          50,003
     775,000  Riverhead, NY HDC (Riverpointe
                 Apartments)(1)                             5.850    08/01/2010     09/10/2009(C)         761,926
      30,000  Rockland County, NY Solid Waste Management
                 Authority                                  5.625    12/15/2014     06/15/2009(A)          30,036
      55,000  Rockland County, NY Solid Waste Management
                 Authority(1)                               5.750    12/15/2018     08/14/2016(C)          54,801
   9,325,000  Rockland County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.500    08/15/2025     09/17/2014(C)       7,440,511
      80,000  Rome, NY HDC, Series A(1)                     6.250    01/01/2024     07/01/2009(A)          80,842
     500,000  Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Benedict
                 Community Health Center)(1)                5.000    12/01/2014      12/01/2014           493,015
   3,725,000  Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Benedict
                 Community Health Center)(1)                5.750    12/01/2023     11/16/2019(C)       3,474,680
   6,540,000  Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Benedict
                 Community Health Center)(1)                5.750    12/01/2033     11/17/2029(C)       5,468,617
   3,405,000  Schenectady, NY Metroplex Devel.
                 Authority, Series A(1)                     5.375    12/15/2021     12/15/2012(A)       3,470,955
      25,000  Scotia, NY GO(1)                              6.100    01/15/2012     07/15/2009(A)          25,324
     870,000  SONYMA, Series 101(1)                         5.000    10/01/2018     10/01/2015(A)         876,908


                    27 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     25,000  SONYMA, Series 101(1)                         5.250%   04/01/2022     10/01/2011(A)  $       25,058
   2,380,000  SONYMA, Series 101(1)                         5.350    10/01/2026     06/26/2025(C)       2,333,661
   1,530,000  SONYMA, Series 145(1)                         4.950    10/01/2023     12/03/2020(C)       1,476,282
      35,000  SONYMA, Series 27(1)                          5.250    04/01/2013     04/01/2010(A)          35,441
  11,465,000  SONYMA, Series 29(1)                          5.400    10/01/2022(2)  10/01/2010(A)      11,514,070
  27,260,000  SONYMA, Series 29(6)                          5.450    10/01/2031     02/15/2013(A)      25,955,473
     400,000  SONYMA, Series 31(1)                          5.200    10/01/2021     04/01/2011(A)         401,748
     485,000  SONYMA, Series 31(1)                          5.300    10/01/2031     08/13/2027(C)         454,741
     140,000  SONYMA, Series 63(1)                          5.600    10/01/2010     10/01/2009(A)         140,263
     100,000  SONYMA, Series 63(1)                          5.700    04/01/2011     10/01/2009(A)         100,170
      85,000  SONYMA, Series 63(1)                          5.700    10/01/2011     10/01/2009(A)          85,138
      40,000  SONYMA, Series 65(1)                          5.300    10/01/2009     07/01/2009(A)          40,291
      10,000  SONYMA, Series 65(1)                          5.550    10/01/2012     07/01/2009(A)          10,038
     100,000  SONYMA, Series 67(1)                          5.600    10/01/2014(2)  09/01/2009(A)         100,526
     195,000  SONYMA, Series 67(1)                          5.600    10/01/2014     09/01/2009(A)         196,041
   1,065,000  SONYMA, Series 67(1)                          5.700    10/01/2017(2)  09/01/2009(A)       1,069,920
   8,265,000  SONYMA, Series 67(1)                          5.800    10/01/2028(2)  01/30/2024(C)       8,144,579
      20,000  SONYMA, Series 67(1)                          5.800    10/01/2028     01/30/2024(C)          19,770
      50,000  SONYMA, Series 69(1)                          5.400    10/01/2019     03/01/2010(A)          50,230
   3,685,000  SONYMA, Series 69(1)                          5.400    10/01/2019     03/01/2010(A)       3,701,251
   7,485,000  SONYMA, Series 69(1)                          5.500    10/01/2028     09/29/2026(C)       7,250,270
      10,000  SONYMA, Series 71(1)                          4.900    04/01/2009     04/01/2009             10,000
     375,000  SONYMA, Series 71(1)                          5.350    10/01/2018     07/01/2010(A)         378,079
   4,750,000  SONYMA, Series 71(1)                          5.400    04/01/2029     08/26/2025(C)       4,510,648
     270,000  SONYMA, Series 73-A(1)                        5.250    10/01/2017     09/01/2010(A)         272,260
      35,000  SONYMA, Series 73-B(1)                        5.450    10/01/2024(2)  08/13/2021(C)          34,422
      15,000  SONYMA, Series 77(1)                          5.600    04/01/2010     11/23/2009(A)          15,277
     375,000  SONYMA, Series 77(1)                          5.700    04/01/2011     11/23/2009(A)         383,209
      10,000  SONYMA, Series 79(1)                          5.250    10/01/2021     03/01/2011(A)          10,001
      55,000  SONYMA, Series 79(1)                          5.250    10/01/2021     03/01/2011(A)          55,286
     765,000  SONYMA, Series 79(1)                          5.300    04/01/2029     07/12/2026(C)         717,494
   2,140,000  SONYMA, Series 80(1)                          5.100    10/01/2017(2)  03/01/2011(A)       2,163,069
   5,350,000  SONYMA, Series 82(1)                          5.550    10/01/2019(2)  10/01/2009(A)       5,367,816
   1,635,000  SONYMA, Series 83(1)                          5.450    04/01/2018(2)  10/01/2009(A)       1,644,712
      45,000  SONYMA, Series 83(1)                          5.550    10/01/2027     10/01/2009(A)          45,040
      50,000  SONYMA, Series 91(1)                          5.300    10/01/2009     07/01/2009(A)          50,371
   4,550,000  SONYMA, Series 92(1)                          5.750    04/01/2020     10/01/2009(A)       4,601,643
   6,150,000  SONYMA, Series 97(1)                          5.400    10/01/2021(2)  04/01/2011(A)       6,199,754
     500,000  SONYMA, Series 98(1)                          5.050    10/01/2017     04/01/2011(A)         512,540
     385,000  Spring Valley, NY (Quality Redevel.)(1)       5.000    06/15/2021     06/15/2021            374,247
     405,000  Spring Valley, NY (Quality Redevel.)(1)       5.000    06/15/2022     06/15/2022            389,885
     300,000  Spring Valley, NY GO(1)                       5.000    05/01/2020     05/01/2020            296,721


                    28 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    310,000  Spring Valley, NY GO(1)                       5.000%   05/01/2021     05/01/2021     $      301,602
     325,000  Spring Valley, NY GO(1)                       5.000    05/01/2022     05/01/2022            313,108
     335,000  Spring Valley, NY GO(1)                       5.000    05/01/2023     05/01/2023            321,154
     350,000  Spring Valley, NY GO(1)                       5.000    05/01/2024     05/01/2024            331,174
     365,000  Spring Valley, NY GO(1)                       5.000    05/01/2025     05/01/2025            340,863
   3,640,000  St. Lawrence County, NY IDA (Curran
                 Renewable Energy)(1)                       6.200    12/01/2017     06/01/2014(C)       2,984,873
     670,000  Suffolk County, NY IDA (ALIA-CCDRCA)(1)       7.000    06/01/2016     04/10/2013(C)         595,509
     500,000  Suffolk County, NY IDA (ALIA-Civic
                 Facility)(1)                               5.950    11/01/2022     11/01/2022            374,375
     165,000  Suffolk County, NY IDA (ALIA-Civic
                 Facility)                                  6.000    11/01/2017     11/01/2017            133,465
     685,000  Suffolk County, NY IDA (ALIA-Civic
                 Facility)(1)                               6.000    11/01/2017     11/01/2017            554,083
     810,000  Suffolk County, NY IDA (ALIA-FREE)(1)         7.000    06/01/2016     04/05/2013(C)         719,944
     275,000  Suffolk County, NY IDA (ALIA-IGHL)            5.950    11/01/2022     11/01/2022            205,906
     440,000  Suffolk County, NY IDA (ALIA-IGHL)(1)         6.500    12/01/2013     06/07/2011(C)         391,609
     800,000  Suffolk County, NY IDA (ALIA-LIHIA)(1)        5.950    11/01/2022     11/01/2022            599,000
     300,000  Suffolk County, NY IDA (ALIA-NYS ARC)         5.950    11/01/2022     11/01/2022            224,625
     300,000  Suffolk County, NY IDA (ALIA-WORCA)           5.950    11/01/2022     11/01/2022            224,625
     380,000  Suffolk County, NY IDA (ALIA-WORCA)           7.000    06/01/2016     04/09/2013(C)         337,752
     300,000  Suffolk County, NY IDA (Catholic Charities)   6.000    10/01/2020     12/27/2014(C)         236,736
     305,000  Suffolk County, NY IDA (DDI)                  6.000    10/01/2020     12/27/2014(C)         240,682
     305,000  Suffolk County, NY IDA (DDI)                  6.000    10/01/2020     12/27/2014(C)         239,574
   1,065,000  Suffolk County, NY IDA (Dowling College)(1)   5.000    06/01/2018     06/01/2018            779,271
     150,000  Suffolk County, NY IDA (Family Residences)    6.000    10/01/2015     08/12/2012(C)         128,300
     420,000  Suffolk County, NY IDA (Family
                 Residences), Series A                      6.375    12/01/2018     12/20/2013(C)         349,184
   2,870,000  Suffolk County, NY IDA (Family
                 Residences), Series A(1)                   6.375    12/01/2018     10/03/2014(C)       2,386,089
     615,000  Suffolk County, NY IDA (Independent Group
                 Home Living)(1)                            6.000    10/01/2020     06/27/2015(C)         485,309
     465,000  Suffolk County, NY IDA (L.I.  Network
                 Community Services)(1)                     7.000    02/01/2014     08/01/2010(C)         420,602
     290,000  Suffolk County, NY IDA (Mattituck-Laurel
                 Library)(1)                                6.000    09/01/2019(2)  09/01/2010(A)         300,547
     365,000  Suffolk County, NY IDA (Nassau-Suffolk
                 Services for Autism)                       6.250    11/01/2016     03/22/2013(C)         301,559


                    29 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    135,000  Suffolk County, NY IDA (Nassau-Suffolk
                 Services for Autism)                       6.250%   11/01/2016     04/13/2013(C)  $      111,536
     810,000  Suffolk County, NY IDA (Pederson-Krager
                 Center)(1)                                 6.375    11/01/2015     08/07/2012(C)         704,660
     620,000  Suffolk County, NY IDA (Pederson-Krager
                 Center)(1)                                 6.400    02/01/2015     10/23/2011(C)         547,051
     225,000  Suffolk County, NY IDA (Suffolk Hotels)       6.000    10/01/2020     12/27/2014(C)         177,552
     500,000  Suffolk County, NY IDA (WORCA)(1)             6.000    10/01/2020     06/27/2015(C)         394,560
     100,000  Suffolk County, NY Water Authority(1)         5.750    06/01/2010     06/01/2009(D)         105,633
   2,150,000  Sullivan County, NY IDA (Center for
                 Discovery)(1)                              5.625    06/01/2013     12/21/2010(C)       1,955,124
   5,000,000  Sullivan County, NY IDA (Center for
                 Discovery)(1)                              5.875    07/01/2022     11/11/2016(C)       3,584,750
   5,745,000  Sullivan County, NY IDA (Center for
                 Discovery)(1)                              6.375    02/01/2020     12/09/2014(C)       4,772,889
      30,000  Syracuse, NY Hsg. Authority(1)                5.400    09/01/2021     09/01/2015(A)          30,821
   2,790,000  Syracuse, NY Hsg. Authority (LRRHCF)(1)       5.800    08/01/2037     02/01/2010(A)       2,795,803
     260,000  Syracuse, NY IDA (Crouse Irving
                 Companies)(1)                              5.250    01/01/2017     01/01/2010(A)         261,825
     620,000  Syracuse, NY IDA (One Center Armory
                 Garage)(3)                                 6.750    12/01/2017     12/06/2013(C)         597,680
     900,000  Tompkins County, NY IDA (Kendall at
                 Ithaca)(1)                                 5.750    07/01/2018     08/11/2016(C)         892,602
   2,000,000  Tompkins County, NY IDA (Kendall at
                 Ithaca)(1)                                 6.000    07/01/2024     08/01/2022(C)       1,870,000
     115,000  Tompkins, NY Health Care Corp.
                 (Reconstruction Home)(1)                   5.875    02/01/2033     08/01/2009(A)         115,002
     250,000  Tompkins, NY Health Care Corp.
                 (Reconstruction Home)(1)                  10.800    02/01/2028(2)  08/01/2009(A)         269,040
     355,000  Tonawanda, NY Senior Citizen Hsg. Corp.(1)    6.500    12/01/2010     06/01/2010(A)         355,082
      25,000  Ulster County Tobacco Asset Securitization
                 Corp.(1)                                   6.250    06/01/2025     12/29/2017(C)          21,153
      10,000  Ulster County, NY GO(1)                       5.400    11/15/2013     05/15/2009(A)          10,049
      10,000  Ulster County, NY GO(1)                       5.400    11/15/2015     05/15/2009(A)          10,049
      25,000  Ulster County, NY GO(1)                       5.500    11/15/2012     05/15/2009(A)          25,126
   1,080,000  Ulster County, NY IDA (Kingston
                 Hospital)(1)                               5.650    11/15/2024     11/15/2009(A)       1,086,026
     155,000  Ulster County, NY Res Rec(1)                  5.000    03/01/2016     03/01/2016            161,003
     160,000  Ulster County, NY Res Rec(1)                  5.000    03/01/2017     03/01/2016(A)         163,758
     170,000  Ulster County, NY Res Rec(1)                  5.000    03/01/2018     03/01/2016(A)         171,814
     830,000  Ulster County, NY Tobacco Asset
                 Securitization Corp.(1)                    0.000(4) 06/01/2040     09/14/2026(C)         695,009


                    30 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$    360,000  Ulster County, NY Tobacco Asset
                 Securitization Corp.(1)                    6.000%   06/01/2040     06/04/2028(C)  $      261,677
  10,795,000  Ulster County, NY Tobacco Asset
                 Securitization Corp.(1)                    6.750    06/01/2030(2)  06/04/2020(C)       9,142,609
     295,000  Utica, NY GO(1)                               6.200    01/15/2014     01/15/2010(A)         311,408
     320,000  Utica, NY GO(1)                               6.250    01/15/2015     01/15/2010(A)         337,926
      75,000  Utica, NY IDA (Munson-Williams-Proctor
                 Arts Institute)(1)                         5.400    07/15/2030     01/17/2027(C)          73,819
      25,000  Utica, NY IDA (Munson-Williams-Proctor
                 Arts Institute)(1)                         5.500    07/15/2029     07/15/2011(A)          25,179
     930,000  Utica, NY IDA (Utica College Civic
                 Facility)(1)                               6.375    12/01/2011     06/29/2010(C)         916,078
     250,000  Utica, NY SCHC (Multifamily),
              Series A(1)                                   5.550    12/01/2017     06/01/2009(A)         253,940
      15,000  Victor, NY GO(1)                              4.800    12/15/2017     06/15/2009(A)          15,105
     100,000  Westchester County, NY GO(1)                  5.375    12/15/2012     06/15/2009(A)         100,439
      50,000  Westchester County, NY GO(1)                  5.375    12/15/2013     06/15/2009(A)          50,185
      45,000  Westchester County, NY Healthcare Corp.,
                 Series B(1)                                5.375    11/01/2020     11/01/2010(A)          45,511
      55,000  Westchester County, NY IDA (Beth Abraham
                 Hospital)                                  7.250    12/01/2009     12/01/2009             54,692
   1,700,000  Westchester County, NY IDA (Children's
                 Village)(1)                                5.300    03/15/2014     04/20/2012(C)       1,494,538
     200,000  Westchester County, NY IDA (Clearview
                 School)                                    6.600    01/01/2014     12/27/2010(C)         179,354
   1,115,000  Westchester County, NY IDA (Guiding Eyes
                 for the Blind)(1)                          4.500    08/01/2012     02/18/2011(C)       1,125,972
      15,000  Westchester County, NY IDA (JDAM)             6.500    04/01/2009(2)  04/01/2009             15,000
   1,130,000  Westchester County, NY IDA (JDAM)(1)          6.750    04/01/2016(2)  06/29/2013(C)       1,096,100
     200,000  Westchester County, NY IDA (Purchase
                 College Foundation Hsg. Corp.)(1)          5.500    12/01/2015     01/08/2014(C)         200,106
   2,100,000  Westchester County, NY IDA
                 (Rippowam-Cisqua School)(1)                5.750    06/01/2029     02/07/2021(C)       1,877,652
   1,715,000  Westchester County, NY IDA (Schnurmacher
                 Center)(1)                                 6.000    11/01/2011     04/03/2010(C)       1,659,554
     130,000  Westchester County, NY IDA (Westchester
                 Airport Assoc.)(1)                         5.850    08/01/2014     08/01/2009(A)         130,035
     690,000  Westchester County, NY IDA (Westchester
                 Airport Assoc.)(1)                         5.950    08/01/2024(2)  09/29/2020(C)         673,682
     250,000  Westchester County, NY IDA (Westchester
                 Resco Company)(1)                          5.500    07/01/2009     07/01/2009            249,563
      25,000  Westchester County, NY IDA (Westchester
                 Resco Company)(1)                          5.750    07/01/2009     07/01/2009             25,084


                    31 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
New York Continued
$     70,000  Westchester County, NY IDA (Winward
                 School)(1)                                 5.200%   10/01/2021     12/14/2018(C)  $       60,430
  11,090,000  Westchester County, NY Tobacco Asset
                 Securitization Corp.(1)                    4.500    06/01/2021     08/03/2010(C)       9,783,820
   8,600,000  Westchester County, NY Tobacco Asset
                 Securitization Corp.(1)                    5.000    06/01/2026     07/07/2014(C)       5,971,754
      95,000  White Plains, NY HDC (Battle Hill)(1)         6.650    02/01/2025     08/01/2009(A)          95,091
     155,000  Yonkers, NY IDA (Michael Malotz Skilled
                 Nursing Pavilion)(1)                       5.450    02/01/2029     08/04/2012(C)         153,247
     165,000  Yonkers, NY IDA (Michael Malotz Skilled
                 Nursing Pavilion)(1)                       5.650    02/01/2039     09/04/2024(C)         162,645
   1,455,000  Yonkers, NY IDA (Monastery Manor
                 Associates)(1)                             5.000    04/01/2025     05/06/2023(C)       1,334,701
   1,965,000  Yonkers, NY IDA (St. John's Riverside
                 Hospital)(1)                               6.800    07/01/2016     05/06/2013(C)       1,728,414
                                                                                                   --------------
                                                                                                    2,741,714,365
U.S. Possessions--22.9%
   5,000,000  Guam Airport Authority, Series C(1)           5.375    10/01/2019     10/01/2019          4,806,900
   6,000,000  Guam Airport Authority, Series C(1)           5.375    10/01/2020     10/01/2020          5,710,800
     192,000  Guam EDA (TASC)(1)                            5.300    05/15/2014     05/15/2014            221,514
      10,000  Guam International Airport Authority(1)       5.000    10/01/2023     10/01/2023              8,898
      25,000  Guam Power Authority, Series A(1)             5.000    10/01/2024     07/23/2023(C)          19,453
     520,000  Guam Power Authority, Series A(1)             5.250    10/01/2013     11/07/2011(C)         494,307
      35,000  Guam Power Authority, Series A(1)             5.250    10/01/2013     11/07/2011(C)          32,753
     655,000  Guam Power Authority, Series A(1)             5.250    10/01/2023     09/02/2019(C)         528,945
     710,000  Guam Power Authority, Series A(1)             5.250    10/01/2023     09/02/2019(C)         598,814
      40,000  Guam Power Authority, Series A(1)             5.250    10/01/2034     11/06/2032(C)          29,890
     230,000  Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)                  5.250    06/01/2032     06/01/2017(A)         153,624
     100,000  Northern Mariana Islands Commonwealth,
                 Series A(1)                                6.750    10/01/2033     09/02/2012(C)          77,659
     375,000  Puerto Rico Children's Trust Fund (TASC)(1)   4.100    05/15/2013     05/15/2013            342,566
     200,000  Puerto Rico Children's Trust Fund (TASC)(1)   4.250    05/15/2014     05/15/2014            178,914
 205,475,000  Puerto Rico Children's Trust Fund (TASC)(1)   5.375    05/15/2033     10/31/2013(C)     146,343,405
  68,875,000  Puerto Rico Children's Trust Fund (TASC)(1)   5.500    05/15/2039     08/02/2020(C)      46,058,779
  30,755,000  Puerto Rico Children's Trust Fund (TASC)(1)   5.625    05/15/2043     09/24/2022(C)      20,546,800
      10,000  Puerto Rico Children's Trust Fund (TASC)(1)   5.750    07/01/2020     09/07/2009(B)          10,426
   6,250,000  Puerto Rico Commonwealth GO(1)                5.000    07/01/2024     07/01/2024          5,048,625


                    32 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
U.S. Possessions Continued
$  5,970,000  Puerto Rico Commonwealth GO(1)                5.000%   07/01/2025     07/01/2025     $    4,766,926
      50,000  Puerto Rico Commonwealth GO(1)                5.000    07/01/2026     06/21/2026(C)          39,519
      50,000  Puerto Rico Commonwealth GO(1)                5.000    07/01/2028     08/05/2026(C)          38,503
   2,000,000  Puerto Rico Commonwealth GO(1)                5.000    07/01/2030     07/01/2012(E)       1,934,980
   7,000,000  Puerto Rico Commonwealth GO(1)                5.250    01/01/2015     01/01/2015          6,516,650
     880,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2018     07/01/2018            795,230
     900,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2019     07/01/2019            797,517
   2,430,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2021     07/01/2021          2,098,159
   2,315,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2022     07/01/2022          1,966,778
   3,400,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2022     07/01/2022          2,888,572
   7,350,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2022     07/01/2022          6,244,413
   4,575,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2023     07/01/2023          3,834,353
   7,395,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2023     07/01/2023          6,197,823
  11,000,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2023     07/01/2023          9,219,210
  15,850,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2024     07/01/2024         13,169,290
  21,785,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2025     07/01/2025         17,914,677
   1,925,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2027(2)  09/26/2026(C)       1,895,971
   4,750,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2027     07/01/2027          3,829,165
   5,000,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2030     07/01/2030          3,923,800
   2,840,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2030     07/01/2030          2,228,718
  14,750,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2032     07/01/2032         11,428,890
  11,735,000  Puerto Rico Commonwealth GO(1)                5.250    07/01/2032     10/01/2031(C)       9,092,747
   6,060,000  Puerto Rico Commonwealth GO(1)                5.375    07/01/2028     07/01/2028          4,900,661
  18,600,000  Puerto Rico Commonwealth GO(1)                5.500    07/01/2023     07/01/2023         16,001,952
     275,000  Puerto Rico Commonwealth GO(1)                5.625    07/01/2019     07/01/2019            265,631
      10,000  Puerto Rico Electric Power Authority,
                 Series EE(1)                               5.250    07/01/2014     07/01/2009(A)          10,002
      85,000  Puerto Rico HFA(1)                            5.000    12/01/2020     12/01/2013(A)          85,616
  37,000,000  Puerto Rico HFA (Vivienda Modernization)(1)   4.750    10/01/2011     10/01/2011         36,112,000
     105,000  Puerto Rico HFC(1)                            5.100    12/01/2018     12/01/2010(A)         105,872
      90,000  Puerto Rico Highway & Transportation
                 Authority(1)                               5.000    07/01/2022     01/21/2021(C)          74,542
      35,000  Puerto Rico Highway & Transportation
                 Authority(1)                               5.000    07/01/2028     02/20/2026(C)          26,952
     200,000  Puerto Rico Highway & Transportation
                 Authority(1)                               5.000    07/01/2035     07/01/2010(E)         199,828
     230,000  Puerto Rico Highway & Transportation
                 Authority(1)                               5.750    07/01/2020     07/01/2020            209,760
       5,000  Puerto Rico Highway & Transportation
                 Authority, Series A(1)                     5.000    07/01/2028     05/21/2024(C)           4,046
   7,000,000  Puerto Rico Highway & Transportation
                 Authority, Series E(1)                     5.750    07/01/2024     07/01/2024          6,139,280



                    33 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
U.S. Possessions Continued
$    150,000  Puerto Rico Highway & Transportation
                 Authority, Series H(1)                     5.000%   07/01/2032     07/01/2010(A)  $      149,871
   4,355,000  Puerto Rico Highway & Transportation
                 Authority, Series K(1)                     5.000    07/01/2021     07/01/2021          3,671,352
  11,000,000  Puerto Rico Highway & Transportation
                 Authority, Series K(1)                     5.000    07/01/2022     07/01/2022          9,110,640
  12,275,000  Puerto Rico Highway & Transportation
                 Authority, Series K(1)                     5.000    07/01/2023     07/01/2023         10,015,050
  12,760,000  Puerto Rico Highway & Transportation
                 Authority, Series K(1)                     5.000    07/01/2024     07/01/2024         10,307,273
   4,545,000  Puerto Rico Highway & Transportation
                 Authority, Series K(1)                     5.000    07/01/2025     07/01/2025          3,629,092
   2,000,000  Puerto Rico Highway & Transportation
                 Authority, Series K(1)                     5.000    07/01/2026     07/01/2026          1,580,740
   1,000,000  Puerto Rico Highway & Transportation
                 Authority, Series K(1)                     5.000    07/01/2027     07/01/2027            780,920
  16,800,000  Puerto Rico Highway & Transportation
                 Authority, Series N(3)                     1.491(5) 07/01/2045     07/04/2043(C)       6,325,200
     780,000  Puerto Rico Infrastructure(1)                 5.000    07/01/2019     07/01/2019            676,962
      35,000  Puerto Rico Infrastructure(1)                 5.500    10/01/2040     10/01/2011(A)          36,678
      55,000  Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                             5.375    02/01/2019     06/07/2015(C)          45,637
  18,425,000  Puerto Rico ITEMECF (Cogeneration
                 Facilities)(1)                             6.625    06/01/2026(2)  10/16/2024(C)      16,413,727
   1,500,000  Puerto Rico ITEMECF (Dr. Pila Hospital)(1)    6.125    08/01/2025     02/01/2010(A)       1,501,035
      75,000  Puerto Rico ITEMECF (Guaynabo Municipal
                 Government Center)(1)                      5.625    07/01/2015     07/01/2009(A)          75,062
      95,000  Puerto Rico ITEMECF (Hospital Auxilio
                 Mutuo)(1)                                  5.500    07/01/2026     11/08/2022(C)          84,054
     700,000  Puerto Rico ITEMECF (Hospital Auxilio
                 Mutuo)(1)                                  6.250    07/01/2016     07/01/2009(A)         700,308
      75,000  Puerto Rico ITEMECF (Hospital de la
                 Concepcion)(1)                             6.125    11/15/2025     11/15/2011(A)          75,143
     750,000  Puerto Rico ITEMECF (Hospital de la
                 Concepcion)(1)                             6.375    11/15/2015     11/15/2010(A)         799,140
   2,000,000  Puerto Rico ITEMECF (Hospital de la
                 Concepcion)(1)                             6.500    11/15/2020     11/15/2011(A)       2,042,440
      25,000  Puerto Rico ITEMECF (InterAmerican
                 University)(1)                             5.000    10/01/2022     04/23/2021(C)          21,812
   1,275,000  Puerto Rico ITEMECF (Mennonite General
                 Hospital)(1)                               6.500    07/01/2012     08/16/2010(C)       1,242,373
     235,000  Puerto Rico ITEMECF (Ryder Memorial
                 Hospital)(1)                               6.400    05/01/2009     05/01/2009            234,340
   2,250,000  Puerto Rico ITEMECF (SEAM/Hospital Espanol
                 Auxillio Obligated Group)(1)               6.250    07/01/2024     04/25/2021(C)       2,182,073



                    34 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
U.S. Possessions Continued
$  9,400,000  Puerto Rico Municipal Finance Agency,
                 Series A(1)                                5.250%   08/01/2023     08/01/2023     $    7,873,158
   5,000,000  Puerto Rico Municipal Finance Agency,
                 Series A(1)                                5.250    08/01/2024     08/01/2024          4,151,800
     230,000  Puerto Rico Municipal Finance Agency,
                 Series A(1)                                5.500    07/01/2017     07/01/2009(A)         230,237
     285,000  Puerto Rico Port Authority, Series D(1)       6.000    07/01/2021(2)  09/24/2018(C)         284,356
     535,000  Puerto Rico Port Authority, Series D(1)       7.000    07/01/2014(2)  07/01/2009(A)         535,642
   6,880,000  Puerto Rico Public Buildings Authority(1)     5.000    07/01/2028     07/01/2012(E)       6,646,493
  11,705,000  Puerto Rico Public Buildings Authority(1)     5.000    07/01/2036     07/01/2012(E)      11,307,732
     545,000  Puerto Rico Public Buildings Authority(1)     5.125    07/01/2024     01/04/2024(C)         446,535
  14,280,000  Puerto Rico Public Buildings Authority(1)     5.250    07/01/2029     03/01/2028(C)      11,295,766
  13,195,000  Puerto Rico Public Buildings Authority(1)     5.500    07/01/2026     07/01/2026         11,077,730
      75,000  Puerto Rico Public Buildings Authority(1)     5.750    07/01/2010     07/01/2010             75,806
     825,000  Puerto Rico Public Buildings Authority,
                 Series G(1)                                5.250    07/01/2019     07/01/2019            731,057
   1,000,000  Puerto Rico Public Finance Corp., Series
                 A(1)                                       4.100    08/01/2029     02/01/2012(E)         946,990
  60,270,000  Puerto Rico Public Finance Corp., Series
                 A(1)                                       5.250    08/01/2029     02/01/2012(E)      58,850,642
  40,635,000  Puerto Rico Public Finance Corp., Series
                 A(1)                                       5.250    08/01/2030     02/01/2012(E)      39,678,046
  24,325,000  Puerto Rico Public Finance Corp., Series
                 A(1)                                       5.250    08/01/2031     02/01/2012(E)      23,752,146
  72,780,000  Puerto Rico Public Finance Corp., Series
                 A(1)                                       5.750    08/01/2027     02/01/2012(E)      71,998,343
   2,750,000  University of Puerto Rico(1)                  5.000    06/01/2026     06/01/2026          2,096,408
     140,000  University of Puerto Rico(1)                  5.500    06/01/2012(2)  06/01/2009(A)         139,107
   7,125,000  University of Puerto Rico, Series P(1)        5.000    06/01/2021     06/01/2021          5,817,705
   8,500,000  University of Puerto Rico, Series P(1)        5.000    06/01/2022     06/01/2022          6,819,805
   8,410,000  University of Puerto Rico, Series Q(1)        5.000    06/01/2023     06/01/2023          6,662,234
     300,000  University of Puerto Rico, Series Q(1)        5.000    06/01/2030     12/22/2028(C)         219,252
      20,000  V.I. HFA, Series A                            6.500    03/01/2025(2)  09/01/2009(A)          20,007
   1,000,000  V.I. Port Authority, Series A(1)              5.250    09/01/2018     06/12/2017(C)         981,770
   1,000,000  V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                               4.700    07/01/2022     10/01/2018(C)         606,750
   2,650,000  V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                               5.875    07/01/2022     10/01/2018(C)       1,846,653
   1,075,000  V.I. Public Finance Authority (Matching
                 Fund Loan Note)(1)                         5.250    10/01/2021     10/01/2021            920,770


                    35 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

  Principal                                                                           Effective
   Amount                                                   Coupon      Maturity      Maturity*        Value
------------                                               --------  -------------  -------------  --------------
U.S. Possessions Continued
$  1,000,000  V.I. Public Finance Authority,
                 Series A(1)                                5.250%   10/01/2016     10/01/2016     $      924,760
   2,000,000  V.I. Public Finance Authority,
                 Series A(1)                                5.250    10/01/2022     10/01/2022          1,685,140
   2,000,000  V.I. Public Finance Authority,
                 Series A(1)                                5.250    10/01/2023     10/01/2023          1,668,360
  10,000,000  V.I. Public Finance Authority,
                 Series A(1)                                5.500    10/01/2015     10/01/2015          9,569,353
     180,000  V.I. Public Finance Authority,
                 Series A(1)                                5.500    10/01/2022     01/09/2021(C)         155,533
     485,000  V.I. Public Finance Authority,
                 Series A(1)                                5.625    10/01/2010     04/06/2010(C)         497,954
     290,000  V.I. Public Finance Authority,
                 Series A(1)                                5.625    10/01/2025     12/11/2024(C)         248,304
  10,820,000  V.I. Public Finance Authority,
                 Series A(1)                                6.375    10/01/2019(2)  02/27/2016(C)      10,377,246
   2,665,000  V.I. Public Finance Authority,
                 Series E(1)                                5.875    10/01/2018     11/12/2016(C)       2,375,315
   1,015,000  V.I. Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  4.750    05/15/2012     05/15/2012            968,615
      80,000  V.I. Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  4.950    05/15/2014     05/15/2014             73,958
   1,330,000  V.I. Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.000    05/15/2021     12/09/2010(C)       1,069,054
   1,440,000  V.I. Tobacco Settlement Financing Corp.
                 (TASC)(1)                                  5.000    05/15/2031     04/12/2015(C)         957,787
   1,470,000  V.I. Water & Power Authority(1)               5.375    07/01/2010     07/01/2010          1,461,474
                                                                                                   --------------
                                                                                                      785,917,820
                                                                                                   --------------
Total Investments, at Value (Cost $3,931,995,974)-102.8%                                            3,527,632,185
                                                                                                   --------------
Liabilities in Excess of Other Assets-(2.8)                                                           (97,176,380)
                                                                                                   --------------
Net Assets-100.0%                                                                                  $3,430,455,805
                                                                                                   ==============

Footnotes to Statement of Investments

Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

(A.) Optional call date; corresponds to the most conservative yield calculation.

(B.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

(C.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

(D.) Date of prefunded call, or maturity date if escrowed to maturity.

(E.) Date of mandatory put.

(F.) Date of planned principal payment.

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

(3.) Illiquid security. The aggregate value of illiquid securities as of March
     31, 2009 was $25,816,377, which represents 0.75% of the Fund's net assets. See accompanying Notes.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(7.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(8.) Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See accompanying Notes.

(9.) Zero coupon bond reflects effective yield on the date of purchase.


                    36 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2009:

                                                INVESTMENTS     OTHER FINANCIAL
VALUATION DESCRIPTION                           IN SECURITIES     INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $           --        $--
Level 2--Other Significant Observable Inputs    3,514,324,419         --
Level 3--Significant Unobservable Inputs           13,307,766         --
                                               --------------        ---
     Total                                     $3,527,632,185        $--
                                               ==============        ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
ARC       Assoc. of Retarded Citizens
BFCC      Brookdale Family Care Center
BID       Business Improvement District


                    37 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

BOCES     Board of Cooperative Educational Services
CAB       Capital Appreciation Bond
CCDRCA    Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI     Catholic Health Services of Long Island
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CRR       Center for Rapid Recovery
CSMR      Community Services for the Mentally Retarded
Con Ed    Consolidated Edison Company
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FNHC      Ferncilff Nursing Home Company
FREE      Family Residences and Essential Enterprises
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HJDOI     Hospital for Joint Diseases Orthopedic Institute
HKSB      Helen Keller Services for the Blind
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
KR        Kateri Residence
L.I.      Long Island
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LRRHCF    Loretto Rest Residential Health Care Facility
MMC       Mercy Medical Center
MMWNHC    Mary Manning Walsh Nursing Home Company
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NSUH      North Shore University Hospital
NSUHGC    North Shore University Hospital at Glen Cove
NSUHPL    North Shore University Hospital at Plainview
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
RIBS      Residual Interest Bonds
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SCHC      Senior Citizen Housing Corp.
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SCSMC     St. Catherine of Sienna Medical Center
SEAM      Sociedad Espanola de Auxilio Mutuo


                    38 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

SFH       St. Francis Hospital
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York
SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Devel. Corp.
USBFCC    Urban Strategies Brookdale Family Care Center
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign


                    39 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally


                    40 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $114,587,667 as of March 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-


                    41 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At March 31, 2009, municipal bond holdings with a value of $153,678,883 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $113,180,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                    COUPON    MATURITY
   AMOUNT    INVERSE FLOATER(1)              RATE (2)     DATE         VALUE
----------   -----------------------------   --------   --------   -----------
$3,335,000   NYC GO DRIVERS                   11.154     8/15/23   $ 3,386,392
 3,780,000   NYC GO DRIVERS                   11.160     12/1/23     3,835,868
 2,240,000   NYC GO ROLs(3)                   14.399      4/1/30     1,816,752
 7,250,000   NYC GO ROLs(3)                   13.171      6/1/23     7,428,495
 9,895,000   NYS DA ROLs(3)                   18.902     8/15/30    11,543,111
 2,645,000   NYS DA ROLs(3, 4)                 0.000     8/15/24     3,134,590
 3,805,000   NYS DA ROLs(3, 4)                 0.000     2/15/25     3,843,202
 6,815,000   SONYMA, Series 29 DRIVERS (4)     0.000     10/1/31     5,510,473
                                                                   -----------
                                                                   $40,498,883
                                                                   ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 37 and 38 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) When-issued or delayed delivery to be delivered and settled after March 31, 2009.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.


                    42 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $78,510,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

CREDIT RISKS. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of March 31, 2009, securities with an aggregate market value of $605,268, representing 0.02% of the Fund's net assets, were subject to these forbearance agreements. Principal payments of $225,000 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

ILLIQUID SECURITIES

As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                    43 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $3,932,044,195
                                 ==============

Gross unrealized appreciation    $   22,334,806
Gross unrealized depreciation      (426,746,816)
                                 --------------
Net unrealized depreciation      $ (404,412,010)
                                 ==============


                    44 | Limited Term New York Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2009